UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22591

                                     Apollo Tactical Income Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

                                                     New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

                                                     New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Apollo Senior Floating Rate Fund Inc. (NYSE: AFT)

Apollo Tactical Income Fund Inc. (NYSE: AIF)

Semi-Annual Report

June 30, 2017

(unaudited)

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

This report, including the financial information herein, is transmitted to shareholders of the Funds for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Manager Commentary (unaudited)

As of June 30, 2017

Dear Shareholders,

We would like to start by saying thank you for your interest in the Apollo Senior Floating Rate Fund Inc. and the Apollo Tactical Income Fund Inc. (the “Funds”). We appreciate the trust and confidence you have placed with us through your investment in the Funds. Much of this year has represented a continuation of the last as buoyant conditions for the corporate credit markets have persisted against the backdrop of benign fundamentals, and with most of this marked by a lack of volatility. There have been different versions of this largely positive market environment. Substantial demand for floating-rate credit over the first half of the year driven by expectations for higher rates flagged somewhat coming into the summer, as US Treasury yields came off their highest levels of 2017, but overall the US high-yield and leveraged loan markets have seen heavy demand over the first half of this year. The broader themes that have been most impactful on these markets not only in 2017 but over much of 2016 as well include a yield-starved investor base reaching increasingly farther afield and working a broader opportunity set to put capital to work at appropriate rates, and a supply of loans and bonds that has seen sporadic levels of more robust issuance but remains limited, relative to demand, by similarly limited corporate activity in the public markets and a difficult buyout environment for sponsors given lofty valuations for most companies, this despite historically low levels for the cost of acquisition capital. As per the broadly used BofA/Merrill Lynch US High Yield Index and the S&P/LSTA Leveraged Loan Index, the bond and loan markets returned +4.9% and +1.9%, respectively, over the first half of 2017. There have been examples of performance that have been potentially indicative of renewed periods of volatility, including a substantial rally in levels for energy-related loans and bonds in the first two months of the year that faded as commodity levels came under pressure, and a brief period in early June during which floating-rate fund flows turned slightly negative as market yields moved lower. But, for the most part, the broader loan and bond markets have experienced positive total returns in a nearly straight line over the course of the year.

The investing environment over the first half of 2017 was very different than the same period the year before. Wherein the first half of 2016 was marked by limited supply and more limited competition for paper, leading to tighter structures and generally higher pricing by rating than was experienced in the second half of the year and currently, the enormous inflows that open-ended floating-rate funds experienced beginning just after the election and into 2017 coupled with outsized CLO creation has led to a much more competitive dynamic around securing both bonds and loans at attractive rates and within attractive structures. At the same time, while the supply figures that represent market activity have been relatively high, a more nuanced view suggests the benefits of this supply to lenders have been limited and represented the taking advantage of issuer-friendly conditions by opportunistic borrowers. At the end of the second quarter of 2017 leveraged loan new-issue activity stood at $577Bn, which would be the second highest such annual total on record (behind just 2013) and compare to $161Bn in loan issuance over the same period in 2016. However, when you net that figure of repricing and refinancing activity, which in a positive market does not usually represent opportunities for investors to make new investments, that supply number stands at just $141Bn YTD, meaning nearly 76% of 2017’s new loan issuance has been for refinancing or repricing purposes. This kind of situation admittedly makes for more difficult periods for credit investors. The repricing phenomenon the leveraged loan markets have been experiencing essentially since the beginning of 2017 is a function of this heavy demand, limited supply, and a result of prevailing secondary loan prices moving through par. This phenomenon has impacted the Funds as it has impacted all corporate credit investors.

In such market conditions, when demand is overriding supply, our focus for the Funds is primarily on managing the existing portfolio, avoiding crowded situations where this demand is leading to activities on behalf of lenders being forced to put capital to work, and identifying opportunities that may be overlooked by the broader investing community or represent situations that others cannot participate in. Fundamentally, away from industries that are seeing unique competitive pressures due either to continued commodity volatility (Energy, Metals & Mining) or to changes in business models and consumer activities (Retail), we are generally seeing good fundamental performance in the corporate credit markets and in the areas where we invest. While the US leveraged loan default rate ticked up in June by 12 basis points to 1.54%, it stood much closer to the low of the last twelve months (1.41% in February) than the high of 2.17% in July 2016. That said, given where valuations have stretched on the basis of yield, spread and leverage, amongst other measures, we remain focused on positioning the portfolio defensibly where possible and on the fundamentals of the credits where we are invested. With regards to new opportunities, operating outside the consensus view is a particular focus at Apollo, and we believe active managers of funds that are closed to regular periods of inflows can operate more efficiently. As we regularly posit, we would welcome periods of volatility over the latter half of the year that would change the competitive dynamic and create the kinds of investing opportunities that have historically been most attractive to the Funds.

We appreciate your interest and support in the Funds. If you have any questions about the Funds, please call 1-888-301-3838, or visit our website at www.agmfunds.com.

Sincerely,

Apollo Credit Management, LLC

4  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Financial Data

As of June 30, 2017 (unaudited)

Portfolio Composition (as % of Current Market
Value of Investment Securities)

Loans	89.8%
High Yield Bonds	9.2%
Equity/Other	1.0%

Portfolio Characteristics (a)

Weighted Average Floating-Rate Spread	4.60%
Weighted Average Fixed-Rate Coupon	7.75%
Weighted Average Maturity (in years) (floating assets)	4.95
Weighted Average Maturity (in years) (fixed assets)	5.39
Weighted Average Modified Duration (in years) (fixed assets)	2.80
Average Position Size	$1,798,267
Number of Positions	240
Weighted Average S&P Rating(h)	B
Weighted Average Rating Factor (Moody’s)(h)	2,986

Credit Quality (b)

BBB	0.6%
BB	13.0%
B	67.0%
CCC+ or Lower	13.9%
Not Rated	5.5%

Top 5 Industries (as % of Current Market Value of
Investment Securities) (c)

Services: Business	13.9%
High Tech Industries	11.4%
Healthcare & Pharmaceuticals	11.3%
Telecommunications	7.6%
Banking, Finance, Insurance & Real Estate	7.6%
Total	51.8%

Top 10 Issuers (as % of Current Market Value of
Investment Securities) (d)

Medical Solutions Holdings, Inc.	1.7%
Onex Carestream Finance, L.P.	1.6%
Asurion, LLC	1.6%
EIG Investors Corp.	1.5%
Intelsat Jackson Holdings S.A.	1.5%
William Morris Endeavor Entertainment, LLC	1.4%
NVA Holdings, Inc.	1.4%
Evergreen Skills Lux. S.A.R.L.	1.3%
Scientific Games International, Inc.	1.3%
Securus Technologies Holdings, Inc.	1.3%
Total	14.6%

Performance Comparison

					Since
	YTD		5 Yr		Inception(i)
AFT - Market Price	(0.01	)%(e)	5.99	%(e)(f)	4.44%(e)(f)
AFT - NAV	3.19	%(e)	7.11	%(e)(f)	6.35%(e)(f)
S&P/LSTA Leveraged Loan Index (g)	1.91%		4.58	%(f)	4.14%(f)

(a)	Averages based on par value of investment securities, except for the weighted average modified duration, which is based on market value.
(b)	Credit quality is calculated as a percentage of fair value of investment securities at June 30, 2017. The quality ratings reflected were issued by S&P Global Ratings (“S&P”), an internationally recognized statistical rating organization. Credit quality ratings reflect the rating agency’s opinion of the credit quality of the underlying positions in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings are subject to change.
(c)	The industry classifications reported are from widely recognized market indexes or rating group indexes, and/or as defined by Fund management, with the primary source being Moody’s, an internationally recognized statistical rating organization.
(d)	Holdings are subject to change and are provided for informational purposes only.
(e)	Performance reflects total return assuming all distributions were reinvested at the dividend reinvestment rate. Past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund.
(f)	Annualized.
(g)	The S&P/LSTA Leveraged Loan Index is a broad index designed to reflect the performance of the U.S. dollar facilities in the leveraged loan market.
(h)	Excludes securities with no rating or in default as of June 30, 2017.
(i)	Inception date February 23, 2011.

Semi-Annual Report  |  5

Apollo Tactical Income Fund Inc.

Financial Data

As of June 30, 2017 (unaudited)

Portfolio Composition (as % of Current Market
Value of Investment Securities)

Loans	76.7%
High Yield Bonds	12.5%
Structured Products	9.8%
Equity/Other	1.0%

Portfolio Characteristics (a)

Weighted Average Floating-Rate Spread	5.15%
Weighted Average Fixed-Rate Coupon	7.38%
Weighted Average Maturity (in years) (floating assets)	5.46
Weighted Average Maturity (in years) (fixed assets)	5.17
Weighted Average Modified Duration (in years) (fixed assets)	2.95
Average Position Size	$1,767,854
Number of Positions	227
Weighted Average S&P Rating(h)	B
Weighted Average Rating Factor (Moody’s)(h)	2,967

Credit Quality (b)

BBB	0.6%
BB	13.2%
B	58.8%
CCC+ or Lower	14.3%
Not Rated	13.1%

Top 5 Industries (as % of Current Market Value of
Investment Securities) (c)
Services: Business	12.8%
Healthcare & Pharmaceuticals	10.5%
High Tech Industries	10.4%
Telecommunications	6.8%
Retail	6.5%
Total	47.0%

Top 10 Issuers (as % of Current Market Value of
Investment Securities) (d)

Anchorage Capital CLO, Ltd.	1.9%
Medical Solutions Holdings, Inc.	1.8%
Onex Carestream Finance, L.P.	1.7%
EIG Investors Corp.	1.7%
Intelsat Jackson Holdings S.A.	1.6%
JFIN CLO, Ltd.	1.5%
Evergreen Skills Lux. S.A.R.L.	1.5%
Securus Technologies Holdings, Inc.	1.5%
OCP CLO, Ltd.	1.3%
Moss Creek Resources, LLC	1.3%
Total	15.8%

Performance Comparison

Since
	YTD	Inception(i)
AIF - Market Price	9.75%(e)	4.45%(e)(f)
AIF - NAV	5.90%(e)	7.32%(e)(f)
S&P/LSTA Leveraged Loan Index (g)	1.91%	3.84%(f)

(a)	Averages based on par value of investment securities, except for the weighted average modified duration, which is based on market value.
(b)	Credit quality is calculated as a percentage of fair value of investment securities at June 30, 2017. The quality ratings reflected were issued by S&P, an internationally recognized statistical rating organization. Credit quality ratings reflect the rating agency’s opinion of the credit quality of the underlying positions in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings are subject to change.
(c)	The industry classifications reported are from widely recognized market indexes or rating group indexes, and/or as defined by Fund management, with the primary source being Moody’s, an internationally recognized statistical rating organization. The Top 5 Industries table above excludes Structured Products which represent 9.8% of the portfolio as of June 30, 2017.
(d)	Holdings are subject to change and are provided for informational purposes only.
(e)	Performance reflects total return assuming all distributions were reinvested at the dividend reinvestment rate. Past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund.
(f)	Annualized.
(g)	The S&P/LSTA Leveraged Loan Index is a broad index designed to reflect the performance of the U.S. dollar facilities in the leveraged loan market.
(h)	Excludes securities with no rating or in default as of June 30, 2017.
(i)	Inception date February 25, 2013.

6  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans - 133.7%(a)
AEROSPACE & DEFENSE - 4.0%
DAE Aviation Holdings, Inc. Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.98%, 07/07/22(b)	3,697,115	3,732,238
ENGILITY Corp.
Term Loan B-1, (LIBOR + 3.25%, 0.00% Floor), 4.48%, 08/12/20(b)	908,613	916,223
PAE Holding Corp.
First Lien Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.73%, 10/20/22(b)(c)	1,997,742	2,013,974
Second Lien Initial Term Loan, (LIBOR + 9.50%, 1.00% Floor), 10.73%, 10/20/23(b)	1,404,834	1,415,370
Photonis Technologies SAS (France) First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.70%, 09/18/19(b)(d)	1,887,413	1,731,701
Sequa Mezzanine Holdings, LLC First Lien Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.67%, 11/28/21(b)	1,403,670	1,414,198

		11,223,704

AUTOMOTIVE - 3.2%
American Tire Distributors, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.48%, 09/01/21(b)	2,854,180	2,872,918
AP Exhaust Acquisition, LLC First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.18%, 05/10/24(b)(e)	2,056,338	2,025,493
CH Hold Corp. Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.48%, 02/03/25(b)(c)	500,000	514,063
Innovative XCessories & Services, LLC Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.04%, 11/29/22(b)	1,293,579	1,304,898
U.S. Farathane, LLC Term Loan B-3, (LIBOR + 4.00%, 1.00% Floor), 5.30%, 12/23/21(b)	2,232,994	2,260,906

		8,978,278

BANKING, FINANCE, INSURANCE & REAL ESTATE - 9.0%
Amwins Group, LLC Second Lien Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.98%, 01/25/25(b)	342,857	350,571
AqGen Ascensus, Inc. Replacement Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.30%, 12/05/22(b)	2,719,645	2,753,640

	Principal Amount ($)	Value ($)
BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)
Asurion, LLC Replacement B-5 Term Loan, (LIBOR + 3.00%, 0.00% Floor), 4.23%, 11/03/23(b)	5,105,913	5,141,016
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.73%, 03/03/21(b)	1,399,109	1,407,853
Capital Automotive L.P. Tranche B Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.22%, 03/24/25(b)	1,590,909	1,620,739
CRCI Holdings, Inc. Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.80%, 08/31/23(b)	2,110,164	2,125,991
Donnelley Financial Solutions, Inc. Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.08%, 09/29/23(b)	662,857	670,172
iStar, Inc. First Lien Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 4.90%, 07/01/20(b)	1,387,918	1,400,062
Medical Card System, Inc. Term Loan, (LIBOR + 0.50%, 1.00% Floor), 1.50%, 05/31/19(b)(e)	5,323,315	4,203,806
MMM Holdings, Inc. Term Loan, (LIBOR + 8.75%, 1.50% Floor), 10.25%, 06/30/19(b)(e)	516,620	512,745
MPH Acquisition Holdings, LLC Tranche B Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.30%, 06/07/23(b)	1,932,314	1,935,029
MSO of Puerto Rico, Inc. Term Loan, (LIBOR + 8.75%, 1.50% Floor), 10.25%, 06/30/19(b)(e)	375,580	372,763
National Financial Partners Corp. Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.80%, 01/08/24(b)(c)	1,304,370	1,309,464
SG Acquisition, Inc. Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.30%, 03/29/24(b)	1,409,318	1,400,510

		25,204,361

BEVERAGE, FOOD & TOBACCO - 2.8%
Arctic Glacier Group Holdings, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.48%, 03/20/24(b)	498,750	504,984
The Chef’s Warehouse, Inc. Term Loan, (LIBOR + 5.75%, 1.00% Floor), 6.98%, 06/22/22(b)	1,082,448	1,097,332

See accompanying Notes to Financial Statements.  |  7

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
BEVERAGE, FOOD & TOBACCO (continued)
Constellation Brands Canada, Inc. (Canada) First Lien Initial Tranche B-1 Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.00%, 12/15/23(b)(d)	497,500	501,853
PFS Holding Corp. First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.73%, 01/31/21(b)	3,369,898	3,178,926
Winebow Holdings, Inc. (The Vintner Group, Inc.) First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.98%, 07/01/21(b)	560,823	552,762
Second Lien Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.73%, 01/02/22(b)	2,260,897	2,113,939

		7,949,796

CAPITAL EQUIPMENT - 1.2%
MTS Systems Corp. Tranche B Term Loan, (LIBOR + 4.25%, 0.75% Floor), 5.33%, 07/05/23(b)	3,308,333	3,341,416

CHEMICALS, PLASTICS & RUBBER - 3.8%
ASP Chromaflo Intermediate Holdings, Inc. Initial Tranche B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.23%, 11/20/23(b)	327,826	329,979
Initial Tranche B-2 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.23%, 11/20/23(b)	426,279	429,078
Avantor Performance Materials Holdings, LLC First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.23%, 03/11/24(b)	1,445,434	1,450,255
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.48%, 03/10/25(b)	977,528	992,802
Ineos Styrolution US Holding, LLC 2024 Dollar Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.05%, 03/29/24(b)	1,394,344	1,405,673
KMG Chemicals, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.75%, 06/15/24(b)(c)	565,657	572,383
MacDermid, Inc. Tranche B-5 Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.73%, 06/07/20(b)	655,049	658,186
Tranche B-6 Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.23%, 06/07/23(b)	613,752	615,593

	Principal Amount ($)	Value ($)
CHEMICALS, PLASTICS & RUBBER (continued)
Nexeo Solutions, LLC Term Loan B, (LIBOR + 3.75%, 0.00% Floor), 4.92%, 06/09/23(b)	1,065,600	1,075,813
Niacet Corporation First Lien Initial Dollar Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.80%, 02/01/24(b)(e)	712,499	711,609
PetroChoice Holdings, Inc. First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.12%, 08/19/22(b)	997,275	1,006,001
PQ Corp. Tranche B-1 Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.48%, 11/04/22(b)	1,318,258	1,334,077

		10,581,449

CONSTRUCTION & BUILDING - 4.2%
Associated Asphalt Partners, LLC Tranche B Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.48%, 04/05/24(b)	505,051	513,258
Henry Company, LLC Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.73%, 10/05/23(b)	871,298	885,186
Infiltrator Water Technologies, LLC First Lien Term Loan B-1, (LIBOR + 3.50%, 1.00% Floor), 4.80%, 05/27/22(b)	4,815,058	4,851,171
IPS Structural Adhesives Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.47%, 12/20/23(b)	1,739,973	1,748,673
Morsco, Inc. Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.23%, 10/31/23(b)	1,927,009	1,949,893
Terra Millenium Corp. First Out Term Loan, (LIBOR + 6.25%, 1.00% Floor), 7.50%, 10/31/22(b)(e)	1,975,000	1,984,875

		11,933,056

CONSUMER GOODS: DURABLE - 0.7%
Serta Simmons Holdings, LLC First Lien Initial Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.59%, 11/08/23(b)(c)	2,000,000	2,001,260

CONSUMER GOODS: NON-DURABLE - 5.4%
ABG Intermediate Holdings 2, LLC Term Loan B-1, (LIBOR + 4.00%, 1.00% Floor), 5.30%, 05/27/21(b)	4,810,442	4,843,514
LTI Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.92%, 05/16/24(b)(c)	4,057,954	4,029,629

8  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
CONSUMER GOODS: NON-DURABLE (continued)
Parfums Holding Co., Inc. First Lien Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 06/28/24(b)(c)	1,614,776	1,608,721
Second Lien Term Loan, (LIBOR + 8.75%, 1.00% Floor), 9.75%, 06/29/25(b)(c)	1,000,000	980,000
Revlon Consumer Products Corp. Initial Term Loan B, (LIBOR + 3.50%, 0.75% Floor), 4.73%, 09/07/23(b)	3,899,841	3,649,277

		15,111,141

CONTAINERS, PACKAGING & GLASS - 3.4%
Anchor Glass Container Corp. Second Lien Term Loan, (LIBOR + 7.75%, 1.00% Floor), 8.81%, 12/07/24(b)	2,291,667	2,337,500
Flex Acquisition Co, Inc. First Lien Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.40%, 12/29/23(b)	1,650,320	1,656,855
Hoover Group, Inc. First Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.42%, 01/28/21(b)(e)	1,461,926	1,344,972
Pkc Holding Corp. First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.68%, 05/08/24(b)	820,513	823,081
Sprint Industrial Holdings, LLC First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 7.05%, 05/14/19(b)(e)	2,566,011	2,219,600
TCB Holdings III Corp. First Lien Closing Date Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.05%, 11/30/23(b)	1,160,178	1,171,960

		9,553,968

ENERGY: OIL & GAS - 4.1%
American Energy - Marcellus, LLC First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.34%, 08/04/20(b)(f)(g)	2,561,807	1,650,226
Azure Midstream Energy, LLC Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.73%, 11/15/18(b)	448,205	422,808
Drillships Financing Holding, Inc. Tranche B-1 Term Loan, (Prime + 4.00%, 1.00% Floor), 8.00%, 03/31/21(b)(g)(h)	989,744	642,096
EMG Utica, LLC Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.19%, 03/27/20(b)	559,230	560,804

	Principal Amount ($)	Value ($)
ENERGY: OIL & GAS (continued)
HGIM Corp. Senior Secured Term Loan A, (LIBOR + 4.25%, 1.00% Floor), 5.50%, 06/18/18(b)	2,677,236	1,479,173
Moss Creek Resources, LLC Initial Term Loan, (LIBOR + 8.00%, 1.50% Floor), 9.50%, 04/07/22(b)(e)	5,000,000	4,950,000
Sheridan Investment Partners I, LLC Deferred Principal Facility I, 10/01/19(e)(g)	4,749	2,850
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.73%, 10/01/19(b)	1,639,593	1,389,555
Sheridan Production Partners I-A L.P. Deferred Principal Facility I-A, 10/01/19(e)(g)	629	378
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.73%, 10/01/19(b)	217,260	184,127
Sheridan Production Partners I-M L.P. Deferred Principal Facility I-M, 10/01/19(e)(g)	384	231
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.73%, 10/01/19(b)	132,703	112,466
Southcross Holdings Borrower, LP Tranche B Term Loan (5.5% PIK), 9.00%, 04/13/23(i)(j)	121,640	107,652

		11,502,366

ENVIRONMENTAL INDUSTRIES - 1.0%
Emerald 2, Ltd. (United Kingdom) Facility B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.30%, 05/14/21(b)(c)(d)	2,809,998	2,669,499
HEALTHCARE & PHARMACEUTICALS - 15.5%
Alvogen Pharma US, Inc. First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.23%, 04/01/22(b)	2,154,418	2,124,795
Bioclinica, Inc. First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.38%, 10/20/23(b)	1,779,736	1,748,039
CT Technologies Intermediate Hldgs, Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.48%, 12/01/21(b)	398,411	397,913
Endo Luxembourg Finance I Co. S.A.R.L Initial Term Loan, (LIBOR + 4.25%, 0.75% Floor), 5.50%, 04/29/24(b)	4,598,802	4,649,113

See accompanying Notes to Financial Statements.  |  9

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
HEALTHCARE & PHARMACEUTICALS (continued)
Equian, LLC Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.93%, 05/20/24(b)	667,379	673,429
ExamWorks Group, Inc. Term Loan B-1, (LIBOR + 3.25%, 1.00% Floor), 4.48%, 07/27/23(b)	1,477,575	1,485,894
HCR Healthcare, LLC Initial Term Loan, (Prime + 4.50%, 1.50% Floor), 8.75%, 04/06/18(b)(k)	3,456,101	3,326,497
Lanai Holdings II, Inc. First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.98%, 08/29/22(b)	2,231,706	2,187,072
Lanai Holdings III, Inc. Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.73%, 08/28/23(b)	869,565	852,174
Lantheus Medical Imaging, Inc. Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.73%, 06/30/22(b)	1,048,732	1,054,410
Medical Solutions Holdings, Inc. First Lien Closing Date Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/14/24(b)(c)	5,109,170	5,121,943
Second Lien Closing Date Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 06/16/25(b)(c)	2,000,000	1,990,000
Nmsc Holdings, Inc. Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.30%, 04/19/23(b)	561,524	562,928
Opal Acquisition, Inc. First Lien Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.24%, 11/27/20(b)	4,986,071	4,640,187
Premier Dental Services, Inc. Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/22/23(b)(c)	878,661	876,464
Press Ganey Holdings, Inc. Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.48%, 10/21/24(b)	1,250,000	1,281,250
Quorum Health Corp. Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.98%, 04/29/22(b)(c)	2,718,750	2,737,618
Select Medical Corp. Tranche B Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.65%, 03/06/24(b)	1,484,000	1,497,927
Surgery Center Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.83%, 11/03/20(b)	2,482,870	2,497,618

	Principal Amount ($)	Value ($)
HEALTHCARE & PHARMACEUTICALS (continued)
Tecomet, Inc. Closing Date Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.92%, 05/01/24(b)	500,000	500,625
U.S. Renal Care, Inc. First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.55%, 12/30/22(b)	1,994,937	1,934,460
Valeant Pharmaceuticals International, Inc. (Canada) Tranche Term Loan B, Series F-1, (LIBOR + 4.75%, 0.75% Floor), 5.83%, 04/01/22(b)(c)(d)	1,352,371	1,372,305

		43,512,661

HIGH TECH INDUSTRIES - 16.2%
Almonde, Inc. First Lien Dollar Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.74%, 06/13/24(b)	3,371,648	3,376,048
Second Lien Dollar Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 06/13/25(b)(c)	500,000	510,580
Aptean, Inc. First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.50%, 12/20/22(b)(c)	2,155,910	2,167,368
Second Lien Initial Term Loan, (LIBOR + 9.50%, 1.00% Floor), 10.80%, 12/20/23(b)	763,810	766,201
Aricent Technologies (Cayman Islands) First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.64%, 04/14/21(b)(d)	3,482,398	3,497,651
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.64%, 04/14/22(b)(c)(d)	1,391,828	1,401,689
Aspect Software, Inc. First Lien Exit Term Loan, (LIBOR + 10.00%, 1.00% Floor), 11.22%, 05/25/20(b)	1,050,834	1,044,923
Cortes NP Acquisition Corp. Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.23%, 11/30/23(b)	4,838,362	4,865,578
Flexera Software, LLC Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.30%, 04/02/21(b)	2,987,571	2,982,581
Integrated Device Technology, Inc. Initial Term Loan B, (LIBOR + 3.00%, 0.00% Floor), 4.23%, 04/04/24(b)(e)	778,537	783,403
Kronos Incorporated Refi Initial Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.56%, 11/01/23(b)	1,117,200	1,126,121

10  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

June 30, 2017  (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
HIGH TECH INDUSTRIES (continued)
LANDesk Software Group, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.48%, 01/20/24(b)	1,312,917	1,308,269
Lanyon Solutions, Inc.
First Lien Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.23%, 11/13/20(b)	1,941,917	1,966,191
MA FinanceCo., LLC
Tranche B3 Term Loan, (LIBOR + 2.75%, 0.00% Floor), 2.75%, 06/21/24(b)(c)	264,223	265,015
Riverbed Technology, Inc.
First Amendment Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.48%, 04/24/22(b)	2,000,000	1,974,000
Seattle SpinCo, Inc.
Term Loan, (LIBOR + 2.75%, 0.00% Floor), 2.75%, 06/21/24(b)(c)	1,784,360	1,789,713
Sophia, L.P.
Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 4.55%, 09/30/22(b)	1,883,968	1,881,613
Synchronoss Technologies, Inc.
Initial Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.08%, 01/19/24(b)(c)	2,826,250	2,781,736
TIBCO Software, Inc.
Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.73%, 12/04/20(b)	3,483,256	3,506,890
Triple Point Group Holdings, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.55%, 07/10/20(b)(c)	3,087,836	2,912,231
Vision Solutions, Inc.
Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.75%, 06/16/22(b)	3,465,152	3,469,483
Western Digital Corp.
Term Loan B-2, (LIBOR + 2.75%, 0.75% Floor), 3.98%, 04/29/23(b)	1,365,392	1,373,502

		45,750,786

HOTEL, GAMING & LEISURE - 4.5%
Delta 2 (Lux) S.a.r.l. (Luxembourg)
New Facility B-3 Term Loan (USD), (LIBOR + 3.25%, 1.00% Floor), 4.50%, 02/01/24(b)(d)	2,544,927	2,549,698
Equinox Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.48%, 03/08/24(b)	1,600,025	1,609,281
Second Lien Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.23%, 09/06/24(b)	272,109	277,977
Everi Payments, Inc.
Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.75%, 05/09/24(b)	1,677,565	1,691,464

	Principal Amount ($)	Value ($)
HOTEL, GAMING & LEISURE (continued)
The Intertain Group, Ltd. (Canada)
Initial Term Loan B, (LIBOR + 6.50%, 1.00% Floor), 7.80%, 04/08/22(b)(d)	664,574	672,882
Mohegan Tribal Gaming Authority
Term Loan A, (LIBOR + 3.75%, 0.00% Floor), 4.98%, 10/13/21(b)	2,312,500	2,330,329
Scientific Games International, Inc.
Term Loan B-3, (LIBOR + 4.00%, 0.75% Floor), 5.11%, 10/01/21(b)	3,600,500	3,640,268

		12,771,899

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.3%
Acosta Holdco, Inc.
Tranche B-1 Loan, (LIBOR + 3.25%, 1.00% Floor), 4.48%, 09/26/21(b)	992,251	894,018
ALM Media, LLC
First Lien Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.80%, 07/31/20(b)	3,034,928	2,822,483
F & W Media, Inc.
Term Loan B-1, (LIBOR + 6.50%, 1.50% Floor), 8.00%, 05/24/22(b)(e)	337,174	337,174
Term Loan B-2 (10.00% PIK), (LIBOR + 11.50%, 1.50% Floor), 13.00%, 05/24/22(b)(e)(j)	790,869	790,869
Information Resources, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.47%, 01/18/24(b)	1,500,038	1,507,770

		6,352,314

MEDIA: BROADCASTING & SUBSCRIPTION - 6.3%
Beasley Broadcast Group, Inc.
Initial Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.23%, 11/01/23(b)	731,367	741,197
CBS Radio, Inc.
Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.72%, 10/17/23(b)	1,395,901	1,401,136
Term Loan B-1, (LIBOR + 2.75%, 0.00% Floor), 2.75%, 10/17/23(b)(c)	790,419	795,114
Emmis Operating Co.
Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.15%, 04/18/19(b)	1,214,628	1,202,481
Hemisphere Media Holdings, LLC
Term Loan B-1, (LIBOR + 3.50%, 0.00% Floor), 4.73%, 02/14/24(b)	2,425,143	2,429,690
SESAC Holdco II, LLC
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.37%, 02/24/25(b)	868,956	870,585
Univision Communications, Inc.
2017 Replacement Term Loan, (LIBOR + 2.75%, 1.00% Floor), 3.98%, 03/15/24(b)	997,311	979,439

See accompanying Notes to Financial Statements.  |  11

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
MEDIA: BROADCASTING & SUBSCRIPTION (continued)
Urban One, Inc. Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.08%, 04/18/23(b)	3,582,993	3,547,163
William Morris Endeavor Entertainment, LLC Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 4.48%, 05/06/21(b)	5,779,026	5,809,742

		17,776,547

MEDIA: DIVERSIFIED & PRODUCTION - 0.8%
A-L Parent, LLC First Lien Initial Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.48%, 12/01/23(b)	1,164,290	1,171,567
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.48%, 12/02/24(b)	500,000	502,500
DHX Media Ltd. (Canada) Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.00%, 12/29/23(b)(c)(d)	603,175	606,381

		2,280,448

METALS & MINING - 0.0%
Magnetation, LLC / Mag Finance Corp. DIP Term Loan, 12.00%, 10/14/16(e)(g)(i)	245,303	—

RETAIL - 8.6%
Academy Ltd. Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.20%, 07/01/22(b)(c)	3,275,077	2,554,560
Charming Charlie, LLC Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.29%, 12/24/19(b)	3,581,633	1,832,596
David’s Bridal, Inc. Initial Term Loan, (LIBOR + 4.00%, 1.25% Floor), 5.30%, 10/11/19(b)	1,497,599	1,140,676
J. Crew Group, Inc. Initial Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.25%, 03/05/21(b)	489,822	295,524
JC Penney Corp., Inc. Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.45%, 06/23/23(b)	3,718,000	3,674,443
Jo-Ann Stores, LLC Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.39%, 10/20/23(b)	1,987,506	1,982,120

	Principal Amount ($)	Value ($)
RETAIL (continued)
Leslie’s Poolmart, Inc. Tranche B-1 Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.87%, 08/16/23(b)	712,011	715,350
Mister Car Wash Holdings, Inc. Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.00%, 08/20/21(b)(c)	1,270,904	1,276,731
The Neiman Marcus Group, Inc. Other Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.34%, 10/25/20(b)	2,487,147	1,877,796
Petco Animal Supplies, Inc. Second Amendment Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.17%, 01/26/23(b)(c)	3,532,901	3,200,808
Sears Roebuck Acceptance Corp. (KMART Corp.) Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.72%, 06/30/18(b)(c)	3,892,933	3,842,656
Vince, LLC (Vince Intermediate Holding LLC) Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.18%, 11/27/19(b)(e)	2,103,817	1,914,473

		24,307,733

SERVICES: BUSINESS - 19.5%
Americold Realty Operating Partnership, L.P. Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.98%, 12/01/22(b)	3,597,003	3,653,206
Camelot Finance LP New Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.73%, 10/03/23(b)	2,601,074	2,619,893
Carecore National, LLC Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.23%, 03/05/21(b)	2,348,403	2,377,758
Cypress Intermediate Holdings III, Inc. Second Lien Initial Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.98%, 04/28/25(b)	570,851	586,549
EIG Investors Corp. Refinancing Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.24%, 02/09/23(b)	4,216,345	4,234,349
Electro Rent Corp. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.23%, 01/31/24(b)	2,108,453	2,125,594

  12  |   See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
SERVICES: BUSINESS (continued)
Evergreen Skills Lux S.A.R.L. (Luxembourg) First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.98%, 04/28/21(b)(d)	5,086,311	4,820,195
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.48%, 04/28/22(b)(d)	999,917	832,076
Explorer Holdings, Inc. First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.17%, 05/02/23(b)	3,472,444	3,510,432
Garda World Security Corp. (Canada) Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.23%, 05/24/24(b)(c)(d)	1,112,174	1,121,210
GCA Services Group, Inc. First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.95%, 03/01/23(b)	1,337,478	1,344,860
IBC Capital Ltd. First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.98%, 09/09/21(b)	2,992,347	2,952,444
Onex Carestream Finance L.P. First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.27%, 06/07/19(b)	3,722,687	3,707,182
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.80%, 12/07/19(b)	2,915,389	2,864,369
Packers Holdings, LLC Initial Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.55%, 12/02/21(b)	1,170,536	1,176,389
SGS Cayman L.P. Initial Cayman Term Loan, (LIBOR + 5.37%, 1.00% Floor), 6.67%, 04/23/21(b)(c)	681,749	649,366
SMG First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.84%, 02/27/20(b)	2,286,535	2,295,830
Solera Holdings, Inc. Dollar Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.48%, 03/03/23(b)	4,204,207	4,223,399
Sutherland Global Services, Inc. Initial U.S. Term Loan, (LIBOR + 5.37%, 1.00% Floor), 6.67%, 04/23/21(b)(c)	2,928,762	2,789,646
Tempo Acquisition, LLC Initial Term Loan, (LIBOR + 3.00%, 0.00% Floor), 4.06%, 05/01/24(b)	1,211,618	1,215,877

	Principal Amount ($)	Value ($)
SERVICES: BUSINESS (continued)
U.S. Security Associates Holdings, Inc. Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.30%, 07/14/23(b)	2,000,152	2,025,154
USS Parent Holding Corp. Delayed Draw Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/11/23(b)(c)	365,000	367,054
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.71%, 08/11/23(b)	3,444,106	3,463,479

		54,956,311

SERVICES: CONSUMER - 3.3%
Laureate Education, Inc. Series 2024 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.73%, 04/26/24(b)(c)	3,604,638	3,629,420
NVA Holdings, Inc. First Lien Term Loan B2, (LIBOR + 3.50%, 1.00% Floor), 4.80%, 08/14/21(b)	3,052,162	3,073,146
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.30%, 08/14/22(b)	2,637,888	2,667,564

		9,370,130

TELECOMMUNICATIONS - 7.8%
CenturyLink, Inc. Initial Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 1.38%, 01/31/25(b)	1,165,227	1,153,656
CPI International, Inc. Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 4.48%, 04/07/21(b)	731,554	734,298
Digicel International Finance Ltd. (Saint Lucia) First Lien Initial Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 4.94%, 05/27/24(b)(d)	884,562	891,612
Global Tel*Link Corp. First Lien Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.05%, 05/23/20(b)	5,298,859	5,310,993
GTT Communications, Inc. Initial Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.25%, 01/09/24(b)	497,500	500,301
Hargray Communications Group, Inc. Initial Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.23%, 05/16/24(b)	1,062,087	1,064,742
Intelsat Jackson Holdings S.A. (Luxembourg) Tranche B-2 Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.00%, 06/30/19(b)(d)	2,000,000	1,985,940

See accompanying Notes to Financial Statements.  |  13

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
TELECOMMUNICATIONS (continued)
Securus Technologies Holdings, Inc. First Lien, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/20/24(b)(c)	2,123,636	2,124,528
Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.25% Floor), 9.00%, 04/30/21(b)	2,800,000	2,818,676
Second Lien Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 06/20/25(b)(c)	549,280	553,056
TierPoint, LLC First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.98%, 05/06/24(b)(c)	2,448,082	2,454,202
U.S. TelePacific Corp. Advance Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.23%, 05/02/23(b)	2,439,024	2,414,939

		22,006,943

TRANSPORTATION: CARGO - 1.3%
Carrix, Inc. Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.73%, 01/07/19(b)	3,791,040	3,762,607

TRANSPORTATION: CONSUMER - 0.4%
Travel Leaders Group, LLC Term Loan, (LIBOR + 5.25%, 0.00% Floor), 6.48%, 01/25/24(b)	1,197,000	1,203,733

UTILITIES: ELECTRIC - 4.4%
EFS Cogen Holdings I, LLC Advance Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.80%, 06/28/23(b)	1,301,785	1,309,224
Green Energy Partners Advance Conversion Term B-1, (LIBOR + 5.50%, 1.00% Floor), 6.80%, 11/13/21(b)	806,259	749,821
Construction B-2 Facility, (LIBOR + 5.50%, 1.00% Floor), 6.80%, 11/13/21(b)(e)	340,909	317,045
Helix Gen Funding, LLC Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.96%, 06/03/24(b)	1,227,369	1,236,359
Moxie Patriot, LLC Construction B-1 Facility, (LIBOR + 5.75%, 1.00% Floor), 7.05%, 12/19/20(b)	2,768,924	2,557,793
Panda Liberty, LLC Construction B-1 Facility, (LIBOR + 6.50%, 1.00% Floor), 7.80%, 08/21/20(b)	1,923,827	1,783,157

	Principal Amount ($)	Value ($)
UTILITIES: ELECTRIC (continued)
Pike Corp. First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.98%, 03/08/24(b)	689,371	699,281
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.23%, 09/10/24(b)(e)	955,430	972,150
Vistra Operations Company, LLC Initial Term Loan, (LIBOR + 2.75%, 0.75% Floor), 3.98%, 08/04/23(b)	1,623,734	1,611,564
Initial Term Loan C, (LIBOR + 2.75%, 0.75% Floor), 3.79%, 08/04/23(b)	372,186	369,397
WG Partners Acquisition, LLC Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.30%, 11/15/23(b)(e)	859,691	861,840

		12,467,631

Total Senior Loans (Cost $380,955,614)		376,570,037

Corporate Notes and Bonds - 13.8%(i)
BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.0%
Donnelley Financial Solutions, Inc. 8.25%, 10/15/24	2,476,000	2,630,750

CONTAINERS, PACKAGING & GLASS - 0.7%
Reynolds Group Holdings, Inc. 6.88%, 02/15/21	1,999,498	2,056,983

HEALTHCARE & PHARMACEUTICALS - 1.4%
CHS/Community Health Systems, Inc. 6.25%, 03/31/23	1,000,000	1,036,100
Valeant Pharmaceuticals International, Inc. (Canada) 5.38%, 03/15/20(d)(l)	1,000,000	970,000
7.50%, 07/15/21(d)(l)	2,000,000	1,945,000

		3,951,100

HIGH TECH INDUSTRIES - 0.7%
Riverbed Technology, Inc. 8.88%, 03/01/23(l)	1,000,000	1,020,000
RP Crown Parent, LLC 7.38%, 10/15/24(l)	1,000,000	1,042,500

		2,062,500

HOTEL, GAMING & LEISURE - 0.7%
Scientific Games International, Inc. 7.00%, 01/01/22(l)	1,878,000	2,004,765

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.3%
Acosta, Inc. 7.75%, 10/01/22(l)	1,000,000	762,500

MEDIA: BROADCASTING & SUBSCRIPTION - 3.5%
Altice Financing S.A. (Luxembourg) 7.50%, 05/15/26(d)(l)	1,000,000	1,112,500

14  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Corporate Notes and Bonds(i) (continued)
MEDIA: BROADCASTING & SUBSCRIPTION (continued)
Columbus International, Inc. (Barbados) 7.38%, 03/30/21(d)(l)	1,285,000	1,366,919
CSC Holdings, LLC 5.50%, 04/15/27(l)	1,000,000	1,060,000
10.13%, 01/15/23(l)	105,000	122,063
10.88%, 10/15/25(l)	293,000	353,431
SiTV, Inc. 10.38%, 07/01/19(l)	3,420,000	2,428,200
Univision Communications, Inc. 5.13%, 02/15/25(l)	1,000,000	993,750
Urban One, Inc. 7.38%, 04/15/22(l)	1,516,000	1,576,640
WideOpenWest Finance, LLC 10.25%, 07/15/19	872,000	899,250

		9,912,753

METALS & MINING - 0.0%
ERP Iron Ore, LLC Libor + 8.00%, 12/31/19(e)	40,739	14,014
Magnetation, LLC / Mag Finance Corp. 11.00%, 05/15/18(e)(g)(l)(m)	639,000	—

		14,014

RETAIL - 0.7%
PetSmart, Inc. 5.88%, 06/01/25(l)	2,116,000	2,049,875

SERVICES: BUSINESS - 1.2%
Camelot Finance S.A. (Luxembourg) 7.88%, 10/15/24(d)(l)	1,080,000	1,166,400
EIG Investors Corp. 10.88%, 02/01/24	2,000,000	2,240,000

		3,406,400

TELECOMMUNICATIONS - 3.6%
GTT Communications, Inc. 7.88%, 12/31/24(l)	1,788,000	1,917,630
Intelsat Jackson Holdings S.A. (Luxembourg) 7.25%, 04/01/19(d)	2,000,000	2,003,000
8.00%, 02/15/24(d)(l)	2,000,000	2,160,000
Orbcomm, Inc. 8.00%, 04/01/24(l)	3,694,000	3,887,935

		9,968,565

Total Corporate Notes and Bonds (Cost $38,824,950)		38,820,205

	Share Quantity	Value ($)
Common Stocks - 0.0%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%
Medical Card System, Inc.(e)(g)	991,230	52,873

ENERGY: OIL & GAS - 0.0%
Southcross Holdings Borrower, GP LLC(e)(g)	129	—
Southcross Holdings Borrower, LP, Class A-II(e)(g)	129	76,433

		76,433

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
F & W Media, Inc.(e)(g)	9,510	—

Total Common Stock (Cost $58,051)		129,306

Preferred Stock - 1.4%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.4%
Watford Holdings, Ltd. (Bermuda) 8.50% (d)(e)(l)	160,000	3,902,696

Total Preferred Stock (Cost $3,920,000)		3,902,696

Total Investments-148.9% (Cost of $423,758,615) (n)		419,422,244
Other Assets & Liabilities, Net-1.0%		2,803,289
Loan Outstanding-(49.9)%(o)(p)		(140,591,032)

Net Assets (Applicable to Common Shares)-100.0%		281,634,501

See accompanying Notes to Financial Statements.  |  15

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments  (continued)

June 30, 2017 (unaudited)

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of June 30, 2017. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

Senior Loan assets may have additional unfunded loan commitments. As of June 30, 2017, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitments

Bass Pro Group, LLC	$3,726,495
Equian, LLC*	205,348
NVA Holdings, Inc.**	419,893
TCB Holdings III Corp.	116,601
USS Parent Holding Corp.	142,893

Total Unfunded Loan Commitments	$4,611,230

* The loan commitment was partially funded on July 6, 2017.
** The loan commitment was fully funded on July 26, 2017.

(b)	The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of June 30, 2017, the 1, 3 and 6 month LIBOR rates were 1.22%, 1.30% and 1.45%, respectively, and the Prime lending rate was 4.25%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.
(c)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(d)	Foreign issuer traded in U.S. dollars.
(e)	Fair Value Level 3 security.
(f)	The issuer is in default of its payment obligations as of June 7, 2017, as such, income is no longer being accrued.
(g)	Non-income producing asset.
(h)	The issuer is in default of its payment obligations as of March 28, 2017, as such, income is no longer being accrued.
(i)	Fixed rate asset.
(j)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount.
(k)	The issuer is in default of its reporting and covenant obligations as of May 23, 2017, however it is current with its payment obligations and income is still being accrued.
(l)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2017, these securities amounted to $31,842,804, or 11.31% of net assets.
(m)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued.
(n)	The aggregate cost of securities for federal income tax purposes was $423,975,218. Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments were as follows:

Gross unrealized appreciation	$6,004,435
Gross unrealized depreciation	(10,557,409)

Net unrealized depreciation	$(4,552,974)

(o)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(p)	Principal $141,000,000 less unamortized deferred financing costs of $408,968.

16  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans - 117.2%(a)
AEROSPACE & DEFENSE - 3.0%
DAE Aviation Holdings, Inc.
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.98%, 07/07/22(b)	997,462	1,006,938
PAE Holding Corp.
First Lien Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.73%, 10/20/22(b)(c)	1,997,742	2,013,974
Second Lien Initial Term Loan, (LIBOR + 9.50%, 1.00% Floor), 10.73%, 10/20/23(b)	1,404,834	1,415,370
Photonis Technologies SAS (France)
First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.70%, 09/18/19(b)(d)	1,887,413	1,731,701
Sequa Mezzanine Holdings, LLC
First Lien Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.67%, 11/28/21(b)	1,403,670	1,414,198

		7,582,181

AUTOMOTIVE - 3.4%
American Tire Distributors, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.48%, 09/01/21(b)	2,612,399	2,629,549
AP Exhaust Acquisition, LLC
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.18%, 05/10/24(b)(e)	2,056,338	2,025,493
CH Hold Corp.
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.48%, 02/03/25(b)	500,000	514,063
Innovative XCessories &
Services, LLC Term Loan, (LIBOR + 4.75%, 1.00% Floor), 6.04%, 11/29/22(b)	1,293,579	1,304,898
U.S. Farathane, LLC
Term Loan B-3, (LIBOR + 4.00%, 1.00% Floor), 5.30%, 12/23/21(b) .	2,232,994	2,260,906

		8,734,909

BANKING, FINANCE, INSURANCE & REAL ESTATE - 6.6%
Amwins Group, LLC
Second Lien Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.98%, 01/25/25(b)	342,857	350,571
AqGen Ascensus, Inc.
Replacement Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.30%, 12/05/22(b)	2,719,645	2,753,640

	Principal Amount ($)	Value ($)
BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)
Asurion, LLC
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.73%, 03/03/21(b)	1,000,000	1,006,250
CRCI Holdings, Inc.
Initial Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.80%, 08/31/23(b)	2,110,164	2,125,991
Donnelley Financial Solutions, Inc.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.08%, 09/29/23(b)	662,857	670,172
iStar, Inc.
First Lien Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 4.90%, 07/01/20(b)	1,387,918	1,400,062
Medical Card System, Inc.
Term Loan, (LIBOR + 0.50%, 1.00% Floor), 1.50%, 05/31/19(b)(e)	4,913,829	3,880,436
MMM Holdings, Inc.
Term Loan, (LIBOR + 8.75%, 1.50% Floor), 10.25%, 06/30/19(b)(e)	890,532	883,853
MSO of Puerto Rico, Inc.
Term Loan, (LIBOR + 8.75%, 1.50% Floor), 10.25%, 06/30/19(b)(e)	647,412	642,557
National Financial Partners Corp.
Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.80%, 01/08/24(b)(c)	1,304,370	1,309,464
SG Acquisition, Inc.
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.30%, 03/29/24(b)	1,409,318	1,400,510
SquareTwo Financial Corp. Term Loan, (LIBOR +10.00%, 1.00% Floor), 13.05%, 05/01/19(b)(e)(f)(g)	1,210,700	164,655

		16,588,161

BEVERAGE, FOOD & TOBACCO - 3.1%
Arctic Glacier Group Holdings, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.48%, 03/20/24(b)	498,750	504,984
The Chef’s Warehouse, Inc.
Term Loan, (LIBOR + 5.75%, 1.00% Floor), 6.98%, 06/22/22(b)	1,082,448	1,097,332
PFS Holding Corp.
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.73%, 01/31/21(b)	2,997,684	2,827,805
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.48%, 01/31/22(b)	499,800	458,981

See accompanying Notes to Financial Statements.  |  17

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
BEVERAGE, FOOD & TOBACCO (continued)
Winebow Holdings, Inc. (The Vintner Group, Inc.)
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.98%, 07/01/21(b)	560,823	552,762
Second Lien Initial Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.73%, 01/02/22(b)	2,505,795	2,342,918

		7,784,782

CAPITAL EQUIPMENT - 1.3%
MTS Systems Corp.
Tranche B Term Loan, (LIBOR + 4.25%, 0.75% Floor), 5.33%, 07/05/23(b)	3,308,333	3,341,416

CHEMICALS, PLASTICS & RUBBER - 1.8%
ASP Chromaflo Intermediate Holdings, Inc.
Initial Tranche B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.23%, 11/20/23(b)	327,826	329,979
Initial Tranche B-2 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.23%, 11/20/23(b)	426,279	429,078
Avantor Performance Materials Holdings, LLC
First Lien Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.23%, 03/11/24(b)	1,445,434	1,450,255
KMG Chemicals, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.75%, 06/15/24(b)(c)	565,657	572,383
Niacet Corporation
First Lien Initial Dollar Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.80%, 02/01/24(b)(e)	712,499	711,609
PetroChoice Holdings, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.12%, 08/19/22(b)	997,275	1,006,001

		4,499,305

CONSTRUCTION & BUILDING - 3.6%
Associated Asphalt Partners, LLC
Tranche B Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.48%, 04/05/24(b)	505,051	513,258
Henry Company, LLC
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.73%, 10/05/23(b)	871,298	885,186
Infiltrator Water Technologies, LLC
First Lien Term Loan B-1, (LIBOR + 3.50%, 1.00% Floor), 4.80%, 05/27/22(b)	1,991,031	2,005,964

	Principal Amount ($)	Value ($)
CONSTRUCTION & BUILDING (continued)
IPS Structural Adhesives Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.47%, 12/20/23(b)	1,739,973	1,748,673
Morsco, Inc.
Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.23%, 10/31/23(b)	1,927,009	1,949,893
Terra Millenium Corp.
First Out Term Loan, (LIBOR + 6.25%, 1.00% Floor), 7.50%, 10/31/22(b)(e)	1,975,000	1,984,875

		9,087,849

CONSUMER GOODS: DURABLE - 0.8%
Serta Simmons Holdings, LLC
First Lien Initial Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.59%, 11/08/23(b)(c)	2,000,000	2,001,260

CONSUMER GOODS: NON-DURABLE - 5.5%
ABG Intermediate Holdings 2, LLC
Term Loan B-1, (LIBOR + 4.00%, 1.00% Floor), 5.30%, 05/27/21(b)	3,527,682	3,551,935
LTI Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.92%, 05/16/24(b)(c)	4,057,954	4,029,629
Parfums Holding Co., Inc.
First Lien Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 06/28/24(b)(c)	1,614,776	1,608,721
Second Lien Term Loan, (LIBOR + 8.75%, 1.00% Floor), 9.75%, 06/29/25(b)(c)	1,000,000	980,000
Revlon Consumer Products Corp.
Initial Term Loan B, (LIBOR + 3.50%, 0.75% Floor), 4.73%, 09/07/23(b)	3,984,950	3,728,917

		13,899,202

CONTAINERS, PACKAGING & GLASS - 2.4%
Anchor Glass Container Corp.
Second Lien Term Loan, (LIBOR + 7.75%, 1.00% Floor), 8.81%, 12/07/24(b)	1,083,333	1,105,000
Hoover Group, Inc.
First Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.42%, 01/28/21(b)(e)	759,757	698,976
Pkc Holding Corp.
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.68%, 05/08/24(b)	820,513	823,081
Sprint Industrial Holdings, LLC
First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 7.05%, 05/14/19(b)(e)	2,566,011	2,219,600

18  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments   (continued)

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
CONTAINERS, PACKAGING & GLASS (continued)
TCB Holdings III Corp. First Lien Closing Date Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.05%, 11/30/23(b)	1,160,178	1,171,960

		6,018,617

ENERGY: OIL & GAS - 3.0%
American Energy - Marcellus, LLC
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.34%, 08/04/20(b)(g)(h)	1,306,817	841,806
Azure Midstream Energy, LLC
Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.73%, 11/15/18(b)	448,205	422,808
Drillships Financing Holding, Inc. Tranche B-1 Term Loan, (Prime + 4.00%, 1.00% Floor), 8.00%, 03/31/21(b)(g)(i)	989,744	642,096
HGIM Corp.
Senior Secured Term Loan A, (LIBOR + 4.25%, 1.00% Floor), 5.50%, 06/18/18(b)	398,725	220,296
Moss Creek Resources, LLC
Initial Term Loan, (LIBOR + 8.00%, 1.50% Floor), 9.50%, 04/07/22(b)(e)	5,000,000	4,950,000
Sheridan Investment
Partners I, LLC Deferred Principal Facility I, 10/01/19(e)(g)	4,749	2,850
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.73%, 10/01/19(b)	445,380	377,460
Sheridan Production Partners I-A L.P.
Deferred Principal Facility I-A, 10/01/19(e)(g)	629	378
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.73%, 10/01/19(b)	59,017	50,017
Sheridan Production Partners I-M L.P.
Deferred Principal Facility I-M, 10/01/19(e)(g)	384	231
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.73%, 10/01/19(b)	36,048	30,550
Southcross Holdings Borrower, LP
Tranche B Term Loan (5.50% PIK), 9.00%, 04/13/23(j)(k)	121,640	107,652

		7,646,144

ENVIRONMENTAL INDUSTRIES - 1.1%
Emerald 2, Ltd. (United Kingdom)
Facility B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.30%, 05/14/21(b)(c)(d)	2,809,998	2,669,499

	Principal Amount ($)	Value ($)
HEALTHCARE & PHARMACEUTICALS - 14.5%
Alvogen Pharma US, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.23%, 04/01/22(b)	1,770,260	1,745,919
Bioclinica, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.38%, 10/20/23(b)	1,779,736	1,748,038
CT Technologies Intermediate Hldgs, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.48%, 12/01/21(b)	398,411	397,913
Endo Luxembourg Finance I Co. S.A.R.L
Initial Term Loan, (LIBOR + 4.25%, 0.75% Floor), 5.50%, 04/29/24(b)	4,598,802	4,649,113
Equian, LLC
Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.93%, 05/20/24(b)	667,379	673,429
HCR Healthcare, LLC
Initial Term Loan, (Prime + 4.50%, 1.50% Floor), 8.75%, 04/06/18(b)(l)	3,456,101	3,326,497
Lanai Holdings II, Inc.
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.98%, 08/29/22(b)	2,231,706	2,187,072
Lanai Holdings III, Inc.
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.73%, 08/28/23(b)	869,565	852,174
Lantheus Medical Imaging, Inc.
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.73%, 06/30/22(b)	1,048,732	1,054,410
Medical Solutions Holdings, Inc.
First Lien Closing Date Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/14/24(b)(c)	5,109,170	5,121,943
Second Lien Closing Date Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 06/16/25(b)(c)	2,000,000	1,990,000
Nmsc Holdings, Inc.
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.30%, 04/19/23(b)	561,524	562,928
Opal Acquisition, Inc.
First Lien Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.24%, 11/27/20(b)	4,986,071	4,640,187
Premier Dental Services, Inc.
Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/22/23(b)(c)	878,661	876,464

See accompanying Notes to Financial Statements.  |  19

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
HEALTHCARE & PHARMACEUTICALS (continued)
Press Ganey Holdings, Inc.
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.48%, 10/21/24(b)	500,000	512,500
Quorum Health Corp.
Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.98%, 04/29/22(b)(c)	2,718,750	2,737,618
Surgery Center Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.83%, 11/03/20(b)	920,889	926,359
U.S. Renal Care, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.55%, 12/30/22(b)	1,994,937	1,934,460
Valeant Pharmaceuticals International, Inc. (Canada)
Tranche Term Loan B, Series F-1, (LIBOR + 4.75%, 0.75% Floor), 5.83%, 04/01/22(b)(d)	695,528	705,780

		36,642,804

HIGH TECH INDUSTRIES - 15.1%
Almonde, Inc.
Second Lien Dollar Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 06/13/25(b)(c)	500,000	510,580
Aptean, Inc.
First Lien Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.50%, 12/20/22(b)(c)	2,155,910	2,167,368
Second Lien Initial Term Loan, (LIBOR + 9.50%, 1.00% Floor), 10.80%, 12/20/23(b)	470,000	471,471
Aricent Technologies (Cayman Islands)
First Lien Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.64%, 04/14/21(b)(d)	3,482,398	3,497,651
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.64%, 04/14/22(b)(c)(d)	1,211,538	1,220,122
Aspect Software, Inc.
First Lien Exit Term Loan, (LIBOR + 10.00%, 1.00% Floor), 11.22%, 05/25/20(b)	1,050,834	1,044,923
Cortes NP Acquisition Corp.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.23%, 11/30/23(b)	4,838,362	4,865,578
Flexera Software, LLC
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.30%, 04/02/21(b)	2,987,902	2,982,912
LANDesk Software Group, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.48%, 01/20/24(b)	1,312,917	1,308,269

	Principal Amount ($)	Value ($)
HIGH TECH INDUSTRIES (continued)
Lanyon Solutions, Inc.
First Lien Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.23%, 11/13/20(b)	1,941,918	1,966,192
Second Lien Term Loan, (LIBOR + 9.50%, 1.00% Floor), 10.73%, 11/15/21(b)	1,830,197	1,825,622
Riverbed Technology, Inc.
First Amendment Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.48%, 04/24/22(b)	2,000,000	1,974,000
Sophia, L.P.
Term Loan B, (LIBOR + 3.25%, 1.00% Floor), 4.55%, 09/30/22(b)	636,007	635,212
Synchronoss Technologies, Inc.
Initial Term Loan, (LIBOR + 2.75%, 0.00% Floor), 4.08%, 01/19/24(b)(c)	2,826,250	2,781,736
TIBCO Software, Inc.
Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.73%, 12/04/20(b)	3,483,256	3,506,890
Triple Point Group Holdings, Inc.
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.55%, 07/10/20(b)(c)	3,087,836	2,912,231
Vision Solutions, Inc.
Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.75%, 06/16/22(b)	3,465,152	3,469,483
Western Digital Corp.
Term Loan B-2, (LIBOR + 2.75%, 0.75% Floor), 3.98%, 04/29/23(b)	1,024,044	1,030,127

		38,170,367

HOTEL, GAMING & LEISURE - 2.9%
Equinox Holdings, Inc.
Second Lien Initial Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.23%, 09/06/24(b)	272,109	277,977
Everi Payments, Inc.
Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.75%, 05/09/24(b)	1,677,565	1,691,464
The Intertain Group, Ltd. (Canada)
Initial Term Loan B, (LIBOR + 6.50%, 1.00% Floor), 7.80%, 04/08/22(b)(d)	664,574	672,882
Mohegan Tribal Gaming Authority
Term Loan A, (LIBOR + 3.75%, 0.00% Floor), 4.98%, 10/13/21(b)	2,312,500	2,330,329
Scientific Games International, Inc.
Term Loan B-3, (LIBOR + 4.00%, 0.75% Floor), 5.11%, 10/01/21(b)	2,330,727	2,356,470

		7,329,122

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.5%
Acosta Holdco, Inc.
Tranche B-1 Loan, (LIBOR + 3.25%, 1.00% Floor), 4.48%, 09/26/21(b)	992,251	894,018

20  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
MEDIA: ADVERTISING, PRINTING & PUBLISHING (continued)
ALM Media, LLC
First Lien Term Loan B, (LIBOR + 4.50%, 1.00% Floor), 5.80%, 07/31/20(b)	3,034,928	2,822,483
F & W Media, Inc.
Term Loan B-1, (LIBOR + 6.50%, 1.50% Floor), 8.00%, 05/24/22(b)(e)	337,174	337,174
Term Loan B-2 (10.00% PIK), (LIBOR + 11.50%, 1.50% Floor), 13.00%, 05/24/22(b)(e)(k)	790,869	790,869
Information Resources, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.47%, 01/18/24(b)	1,500,038	1,507,770

		6,352,314

MEDIA: BROADCASTING & SUBSCRIPTION - 3.9%
Beasley Broadcast Group, Inc.
Initial Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.23%, 11/01/23(b)	731,367	741,197
CBS Radio, Inc.
Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.72%, 10/17/23(b)	1,395,901	1,401,136
Emmis Operating Co.
Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.15%, 04/18/19(b)	1,214,628	1,202,481
Hemisphere Media Holdings, LLC
Term Loan B-1, (LIBOR + 3.50%, 0.00% Floor), 4.73%, 02/14/24(b)	1,427,649	1,430,326
SESAC Holdco II, LLC
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.37%, 02/24/25(b)	648,285	649,501
Univision Communications, Inc.
2017 Replacement Term Loan, (LIBOR + 2.75%, 1.00% Floor), 3.98%, 03/15/24(b)(c)	997,311	979,439
Urban One, Inc.
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.08%, 04/18/23(b)	3,582,993	3,547,163

		9,951,243

MEDIA: DIVERSIFIED & PRODUCTION - 0.4%
A-L Parent, LLC
Second Lien Initial Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.48%, 12/02/24(b)	500,000	502,500
DHX Media Ltd. (Canada)
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.00%, 12/29/23(b)(c)(d)	603,175	606,381

		1,108,881

	Principal Amount ($)	Value ($)
METALS & MINING - 0.0%
Magnetation, LLC / Mag Finance Corp.
DIP Term Loan, 12.00%, 10/14/16(e)(g)(j)	1,127,504	—

RETAIL - 9.1%
Academy Ltd.
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.20%, 07/01/22(b)(c)	3,275,077	2,554,560
Charming Charlie, LLC
Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.29%, 12/24/19(b)	1,079,338	552,259
David’s Bridal, Inc.
Initial Term Loan, (LIBOR + 4.00%, 1.25% Floor), 5.30%, 10/11/19(b)	1,497,599	1,140,676
J. Crew Group, Inc.
Initial Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.25%, 03/05/21(b)	489,822	295,524
JC Penney Corp., Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.45%, 06/23/23(b)	3,730,341	3,686,641
Jo-Ann Stores, LLC
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.39%, 10/20/23(b)	1,987,506	1,982,120
Leslie’s Poolmart, Inc.
Tranche B-1 Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.87%, 08/16/23(b)	712,011	715,350
Mister Car Wash Holdings, Inc.
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 5.00%, 08/20/21(b)(c)	1,270,904	1,276,731
The Neiman Marcus Group, Inc.
Other Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.34%, 10/25/20(b)	2,487,147	1,877,796
Petco Animal Supplies, Inc.
Second Amendment Term Loan, (LIBOR + 3.00%, 1.00% Floor), 4.17%, 01/26/23(b)(c)	3,532,901	3,200,808
Sears Roebuck Acceptance Corp. (KMART Corp.)
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.72%, 06/30/18(b)(c)	3,892,933	3,842,656
Vince, LLC (Vince Intermediate Holding LLC)
Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.18%, 11/27/19(b)(e)	2,103,817	1,914,473

		23,039,594

See accompanying Notes to Financial Statements.  |  21

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
SERVICES: BUSINESS - 18.3%
Americold Realty Operating Partnership, L.P. Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.98%, 12/01/22(b)	3,597,003	3,653,206
Carecore National, LLC Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.23%, 03/05/21(b) .	1,351,065	1,367,953
Cypress Intermediate Holdings III, Inc.
Second Lien Initial Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.98%, 04/28/25(b)	570,851	586,549
EIG Investors Corp.
Refinancing Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.24%, 02/09/23(b)	4,216,345	4,234,349
Electro Rent Corp.
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.23%, 01/31/24(b)	2,108,453	2,125,594
Evergreen Skills Lux S.A.R.L. (Luxembourg)
First Lien Initial Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.98%, 04/28/21(b)(c)(d)	5,152,040	4,882,485
Second Lien Initial Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.48%, 04/28/22(b)(d)	999,917	832,076
Explorer Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.17%, 05/02/23(b)	3,472,444	3,510,432
Garda World Security Corp. (Canada)
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.23%, 05/24/24(b)(c)(d)	1,112,174	1,121,210
GCA Services Group, Inc.
First Lien Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.95%, 03/01/23(b)	1,337,478	1,344,860
IBC Capital Ltd.
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.98%, 09/09/21(b)	2,992,347	2,952,444
Onex Carestream Finance L.P.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.27%, 06/07/19(b)	3,870,622	3,854,501
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.80%, 12/07/19(b)	3,000,000	2,947,500
SGS Cayman L.P.
Initial Cayman Term Loan, (LIBOR + 5.38%, 1.00% Floor), 6.67%, 04/23/21(b)(c)	681,749	649,366

	Principal Amount ($)	Value ($)
SERVICES: BUSINESS (continued)
SMG
Second Lien Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.55%, 02/27/21(b)	2,458,634	2,455,561
Solera Holdings, Inc.
Dollar Term Loan, (LIBOR + 3.25%, 1.00% Floor), 4.48%, 03/03/23(b)	997,475	1,002,028
Sutherland Global Services, Inc.
Initial U.S. Term Loan, (LIBOR + 5.38%, 1.00% Floor), 6.67%, 04/23/21(b)(c)	2,928,762	2,789,646
U.S. Security Associates
Holdings, Inc. Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.30%, 07/14/23(b)	2,000,152	2,025,154
USS Parent Holding Corp.
Delayed Draw Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/11/23(b)(c)	365,000	367,053
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.71%, 08/11/23(b)	3,444,106	3,463,479

		46,165,446

SERVICES: CONSUMER - 2.5%
Laureate Education, Inc.
Series 2024 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.73%, 04/26/24(b)(c)	3,604,638	3,629,420
NVA Holdings, Inc.
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.30%, 08/14/22(b)	2,637,888	2,667,564

		6,296,984

TELECOMMUNICATIONS - 6.4%
CenturyLink, Inc.
Initial Term Loan B, (LIBOR + 2.75%, 0.00% Floor), 1.38%, 01/31/25(b)	1,165,227	1,153,656
Digicel International Finance Ltd. (Saint Lucia)
First Lien Initial Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 4.94%, 05/27/24(b)(d)	884,562	891,612
Global Tel*Link Corp.
First Lien Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.05%, 05/23/20(b)	2,530,580	2,536,375
GTT Communications, Inc.
Initial Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.25%, 01/09/24(b)	497,500	500,301

22  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)
TELECOMMUNICATIONS (continued)
Intelsat Jackson Holdings S.A. (Luxembourg)
Tranche B-2 Term Loan, (LIBOR + 2.75%, 1.00% Floor), 4.00%, 06/30/19(b)(d)	2,000,000	1,985,940
Securus Technologies
Holdings, Inc. First Lien, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/20/24(b)(c)	2,123,636	2,124,528
Second Lien Initial Term Loan, (LIBOR + 7.75%, 1.25% Floor), 9.00%, 04/30/21(b)	3,000,000	3,020,010
Second Lien Term Loan, (LIBOR + 8.25%, 1.00% Floor), 9.25%, 06/20/25(b)(c)	491,052	494,428
TierPoint, LLC
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.98%, 05/06/24(b)(c)	1,000,000	1,002,500
U.S. TelePacific Corp.
Advance Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.23%, 05/02/23(b)	2,439,024	2,414,939

		16,124,289

TRANSPORTATION: CARGO - 1.5%
Carrix, Inc.
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.73%, 01/07/19(b)	3,791,040	3,762,607

TRANSPORTATION: CONSUMER - 0.5%
Travel Leaders Group, LLC
Term Loan, (LIBOR + 5.25%, 0.00% Floor), 6.48%, 01/25/24(b)	1,197,000	1,203,733

UTILITIES: ELECTRIC - 4.0%
EFS Cogen Holdings I, LLC
Advance Term Loan B, (LIBOR + 3.50%, 1.00% Floor), 4.80%, 06/28/23(b)	1,301,785	1,309,224
Green Energy Partners
Advance Conversion Term B-1, (LIBOR + 5.50%, 1.00% Floor), 6.80%, 11/13/21(b)	806,259	749,821
Construction B-2 Facility, (LIBOR + 5.50%, 1.00% Floor), 6.80%, 11/13/21(b)(e)	340,909	317,045
Helix Gen Funding, LLC
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.96%, 06/03/24(b)	1,227,369	1,236,359
Moxie Patriot, LLC
Construction B-1 Facility, (LIBOR + 5.75%, 1.00% Floor), 7.05%, 12/19/20(b)	2,768,924	2,557,793

	Principal Amount ($)	Value ($)
UTILITIES: ELECTRIC (continued)
Panda Liberty, LLC
Construction B-1 Facility, (LIBOR + 6.50%, 1.00% Floor), 7.80%, 08/21/20(b)	1,923,827	1,783,156
Pike Corp.
First Lien Initial Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.98%, 03/08/24(b)	689,371	699,281
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.23%, 09/10/24(b)(e)	700,565	712,825
WG Partners Acquisition, LLC
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.30%, 11/15/23(b)(e)	859,691	861,840

		10,227,344

Total Senior Loans (Cost $299,425,876)		296,228,053

Corporate Notes and Bonds - 19.0%(j)
BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.0%
Donnelley Financial Solutions, Inc. 8.25%, 10/15/24	2,476,000	2,630,750

BEVERAGE, FOOD & TOBACCO - 1.2%
Land O’Lakes Capital Trust I 7.45%, 03/15/28(m)	2,719,000	3,133,647

CAPITAL EQUIPMENT - 0.4%
Optimas OE Solutions
Holding, LLC 8.63%, 06/01/21(m)	1,000,000	992,500

CHEMICALS, PLASTICS & RUBBER - 0.7%
TPC Group, Inc. (Texas Petrochemical) 8.75%, 12/15/20(m)	2,007,000	1,816,335

CONTAINERS, PACKAGING & GLASS - 0.8%
Reynolds Group Holdings, Inc.
6.88%, 02/15/21	2,000,146	2,057,650

ENERGY: OIL & GAS - 0.2%
Northern Oil and Gas, Inc.
8.00%, 06/01/20	729,000	513,945

HEALTHCARE & PHARMACEUTICALS - 1.6%
CHS/Community Health Systems, Inc.
6.25%, 03/31/23	1,000,000	1,036,100
Valeant Pharmaceuticals
International, Inc. (Canada) 5.38%, 03/15/20(d)(m)	1,000,000	970,000
7.50%, 07/15/21(d)(m)	2,000,000	1,945,000

		3,951,100

HIGH TECH INDUSTRIES - 0.8%
Riverbed Technology, Inc.
8.88%, 03/01/23(m)	1,000,000	1,020,000

See accompanying Notes to Financial Statements.  |  23

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Corporate Notes and Bonds(j) (continued)
HIGH TECH INDUSTRIES (continued)
RP Crown Parent, LLC
7.38%, 10/15/24(m)	1,000,000	1,042,500

		2,062,500

HOTEL, GAMING & LEISURE - 1.4%
Hilton Grand Vacations Borrower, LLC
6.13%, 12/01/24(m)	1,100,000	1,203,125
Scientific Games International, Inc.
7.00%, 01/01/22(m)	2,086,000	2,226,806

		3,429,931

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.3%
Acosta, Inc.
7.75%, 10/01/22(m)	1,000,000	762,500

MEDIA: BROADCASTING & SUBSCRIPTION - 4.5%
Altice Financing S.A. (Luxembourg)
7.50%, 05/15/26(d)(m)	1,000,000	1,112,500
Columbus International, Inc. (Barbados)
7.38%, 03/30/21(d)(m)	3,285,000	3,494,419
CSC Holdings, LLC
10.13%, 01/15/23(m)	317,000	368,513
10.88%, 10/15/25(m)	877,000	1,057,881
SiTV, Inc.
10.38%, 07/01/19(m)	3,420,000	2,428,200
Univision Communications, Inc.
5.13%, 02/15/25(m)	1,000,000	993,750
Urban One, Inc.
7.38%, 04/15/22(m)	882,000	917,280
WideOpenWest Finance, LLC
10.25%, 07/15/19	868,000	895,125

		11,267,668

METALS & MINING - 0.0%
ERP Iron Ore, LLC
Libor + 8.00%, 12/31/19(e)	187,253	64,415
Magnetation, LLC / Mag Finance Corp.
11.00%, 05/15/18(e)(g)(m)(n)	2,937,000	—

		64,415

RETAIL - 0.8%
PetSmart, Inc.
5.88%, 06/01/25(m)	2,116,000	2,049,875

SERVICES: BUSINESS - 1.4%
Camelot Finance S.A. (Luxembourg)
7.88%, 10/15/24(d)(m)	1,080,000	1,166,400
EIG Investors Corp.
10.88%, 02/01/24	2,000,000	2,240,000

		3,406,400

TELECOMMUNICATIONS - 3.9%
GTT Communications, Inc.
7.88%, 12/31/24(m)	1,788,000	1,917,630

	Principal Amount ($)	Value ($)
TELECOMMUNICATIONS (continued)
Intelsat Jackson Holdings S.A. (Luxembourg)
7.25%, 04/01/19(d)	2,000,000	2,003,000
8.00%, 02/15/24(d)(m)	2,000,000	2,160,000
Orbcomm, Inc.
8.00%, 04/01/24(m)	3,694,000	3,887,936

		9,968,566

Total Corporate Notes and Bonds
(Cost $47,634,167)		48,107,782

Structured Products - 15.0%(o)
Anchorage Capital CLO, Ltd. (Cayman Islands)
Series 2015-6A, Class ER, 6.35%, 07/15/30(d)(m)(p)	4,400,000	4,225,320
Series 2015-7A, Class E2, 8.26%, 10/15/27(d)(m)(p)	3,000,000	3,015,075
Babson CLO Ltd. (Cayman Islands)
Series 2014-IA, Class E, 6.81%, 07/20/25(d)(m)(p)	1,110,000	1,009,035
Guggenheim 1828 CLO, LLC (Cayman Island)
Series 2016-1A, Class D, 8.16%, 04/15/28(d)(m)(p)	4,000,000	4,043,704
Ivy Hill Middle Market Credit Fund, Ltd. (Cayman Islands)
Series 10A, Class D2, 8.46%, 07/24/27(d)(m)(p)	2,350,000	2,349,868
JFIN CLO, Ltd. (Cayman Islands)
Series 2013-1I, Class E, 7.16%, 01/20/25(d)(p)	2,000,000	1,781,504
Series 2015-1A, Class E, 6.25%, 03/15/26(d)(m)(p)	4,500,000	4,145,827
NXT Capital CLO, LLC
Series 2014-1A, Class E, 6.65%, 04/23/26(m)(p)	5,000,000	4,486,320
NZCG Funding, Ltd. (Cayman Islands)
Series 2015-2A, Class D, 7.47%, 04/27/27(d)(m)(p)	1,500,000	1,497,633
OCP CLO, Ltd. (Cayman Islands)
Series 2016-11A, Class D2, 10.17%, 04/26/28(d)(e)(m)(p)	5,000,000	5,010,085
Teachers Insurance and Annuity Association of America CLO, Ltd. (Cayman Islands)
Series 2016-1A, Class E2, 11.16%, 07/20/28(d)(m)(p)	2,500,000	2,550,000
TIAA Churchill Middle Market CLO I (Cayman Islands)
Series 2016-1A, Class E2, 9.16%, 10/20/28(d)(m)(p)	2,000,000	1,994,678
Voya CLO Ltd. (Cayman Islands)
Series 2015-3A, Series E, 7.66%, 10/20/27(d)(m)(p)	1,000,000	922,951

24  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

	Principal Amount ($)	Value ($)
Structured Products(o) (continued)
Zais CLO Ltd. (Cayman Islands)
Series 2016-2A, Series D, 8.16%, 10/15/28(d)(m)(p)	1,000,000	999,950

Total Structured Products (Cost $37,665,942)		38,031,950

	Share Quantity	Value ($)

Common Stocks - 0.1%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%
Medical Card System, Inc.(e)(g)	914,981	48,806

ENERGY: OIL & GAS - 0.1%
Southcross Holdings Borrower, GP LLC(e)(g)	129	—
Southcross Holdings Borrower, LP, Class A-II(e)(g)	129	76,433

		76,433

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
F & W Media, Inc.(e)(g)	9,510	—

Total Common Stock (Cost $58,051)		125,239

	Share Quantity	Value ($)
Preferred Stock - 1.5%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.5%
Watford Holdings, Ltd. (Bermuda) 8.50%,(d)(e)(m)	160,000	3,902,696

Total Preferred Stock (Cost $3,920,000)		3,902,696

Total Investments-152.8%		386,395,720
(Cost of $388,704,036) (q)
Other Assets & Liabilities, Net-1.8%		4,431,271
Loan Outstanding-(54.6)%(r)(s)		(137,969,885)

Net Assets -100.0%		252,857,106

See accompanying Notes to Financial Statements.  |  25

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

June 30, 2017 (unaudited)

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of June 30, 2017. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

Senior Loan assets may have additional unfunded loan commitments. As of June 30, 2017, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitments

Bass Pro Group, LLC	$3,726,495
Equian, LLC*	205,348
TCB Holdings III Corp.	116,601
USS Parent Holding Corp.	142,893

Total unfunded loan commitments	$4,191,337

*The loan commitment was partially funded on July 6, 2017.

(b)	The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of June 30, 2017, the 1, 3 and 6 month LIBOR rates were 1.22%, 1.30% and 1.45%, respectively, and the Prime lending rate was 4.25%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.
(c)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(d)	Foreign issuer traded in U.S. dollars.
(e)	Fair Value Level 3 security.
(f)	The issuer is in default of its payment obligations as of March 19, 2017, as such, income is no longer being accrued.
(g)	Non-income producing asset.
(h)	The issuer is in default of its payment obligations as of June 7, 2017, as such, income is no longer being accrued.
(i)	The issuer is in default of its payment obligations as of March 28, 2017, as such, income is no longer being accrued.
(j)	Fixed rate asset.
(k)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount.
(l)	The issuer is in default of its reporting and covenant obligations as of May 23, 2017, however it is current with its payment obligations and income is still being accrued.
(m)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2017, these securities amounted to $76,819,940, or 30.38% of net assets.
(n)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued.
(o)	Structured Products include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.
(p)	Floating rate asset. The interest rate shown reflects the rate in effect at June 30, 2017.
(q)	The aggregate cost of securities for federal income tax purposes was $388,926,322. Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments were as follows:

Gross unrealized appreciation	$6,430,481
Gross unrealized depreciation	(8,961,083)

Net unrealized depreciation	$(2,530,602)

(r)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(s)	Principal $138,000,000 less unamortized deferred financing costs of $30,115.

26  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Statements of Assets and Liabilities

June 30, 2017 (unaudited)

	Apollo Senior Floating Rate Fund Inc.	Apollo Tactical Income Fund Inc.
Assets:

Investment securities at fair value (cost $423,758,615 and $388,704,036, respectively)	$419,422,244	$386,395,720
Cash and cash equivalents	15,400,977	9,588,155
Interest receivable	3,041,840	2,268,739
Receivable for investment securities sold	19,929,377	30,131,662
Prepaid expenses	246,426	246,701

Total assets	$458,040,864	$428,630,977

Liabilities:

Borrowings under credit facility (principal $141,000,000 and $138,000,000, respectively, less unamortized deferred financing costs of $408,968 and $30,115, respectively) (Note 8)	$140,591,032	$137,969,885
Payable for investment securities purchased	34,985,509	37,041,001
Interest payable	81,331	23,733
Net unrealized depreciation on unfunded loan commitments (Note 9)	56,079	58,966
Distributions payable to common shareholders	50,539	40,026
Investment advisory fee payable	348,091	321,595
Other payables and accrued expenses due to affiliates	70,638	58,801
Other payables and accrued expenses	223,144	259,864

Total liabilities	176,406,363	175,773,871

Commitments and Contingencies (Note 9)

Net Assets (Applicable to Common Shareholders)	$281,634,501	$252,857,106

Net Assets Consist of:

Paid-in capital ($0.001 par value, 999,998,466 and 1,000,000,000 common shares authorized, respectively, and 15,573,061 and 14,464,026 issued and outstanding, respectively) (Note 6)	$296,699,291	$275,624,904
Undistributed net investment income (loss)	882,127	(115,490)
Accumulated net realized loss from investments	(11,554,467)	(20,285,026)
Net unrealized depreciation on investments and unfunded loan commitments	(4,392,450)	(2,367,282)

Net Assets (Applicable to Common Shareholders)	$281,634,501	$252,857,106

Number of Common Shares Outstanding	15,573,061	14,464,026
Net Asset Value, per Common Share	$18.08	$17.48

See accompanying Notes to Financial Statements.  |  27

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Statements of Operations

For the Six Months Ended June 30, 2017 (unaudited)

	Apollo Senior Floating Rate Fund Inc.	Apollo Tactical Income Fund Inc.
Investment Income:

Interest	$13,023,475	$13,350,455
Dividends	170,000	170,000

Total investment income	13,193,475	13,520,455

Expenses:

Investment advisory fee (Note 3)	2,099,610	1,935,452
Interest and commitment fee expense (Note 8)	1,329,655	1,374,407
Professional fees	186,277	184,333
Administrative services of the Adviser (Note 3)	308,206	303,019
Fund administration and accounting services (Note 3)	130,903	125,277
Insurance expense	156,272	156,272
Amortization of deferred financing costs (Note 8)	109,063	21,336
Board of Directors fees (Note 3)	64,263	64,109
Other operating expenses	76,764	70,811

Total expenses	4,461,013	4,235,016
Expense reimbursement waived by the Adviser (Note 3)	—	—

Net expenses	4,461,013	4,235,016

Net Investment Income	8,732,462	9,285,439

Net Realized and Unrealized Gain/(Loss) on Investments

Net realized gain/(loss) on investments	562,530	(9,087,648)
Net change in unrealized appreciation/(depreciation) on investments and unfunded loan commitments (Note 9)	(578,953)	13,709,471

Net realized and unrealized gain/(loss) on investments	(16,423)	4,621,823

Net Increase in Net Assets, Applicable to Common Shareholders, Resulting From Operations	$8,716,039	$13,907,262

28  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016

Increase/(Decrease) in Net Assets from:

Operations

Net investment income	$8,732,462	$19,368,995
Net realized gain/(loss) on investments	562,530	(4,249,370)
Net change in unrealized appreciation/(depreciation) on investments and unfunded loan commitments	(578,953)	22,141,583

Net increase in net assets from operations	8,716,039	37,261,208

Distributions to Common Shareholders

From net investment income	(8,409,453)	(19,371,331)

Total distributions to common shareholders	(8,409,453)	(19,371,331)

Total increase in net assets	$306,586	$17,889,877

Net Assets Applicable to Common Shares

Beginning of period	281,327,915	263,438,038

End of period	$281,634,501	$281,327,915

Undistributed net investment income	$882,127	$556,680

See accompanying Notes to Financial Statements.  |  29

Apollo Tactical Income Fund Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016

Increase/(Decrease) in Net Assets from:

Operations

Net investment income	$9,285,439	$21,714,036
Net realized loss on investments	(9,087,648)	(7,130,897)
Net change in unrealized appreciation on investments and unfunded loan commitments	13,709,471	24,787,359

Net increase in net assets from operations	13,907,262	39,370,498

Distributions to Common Shareholders

From net investment income	(9,473,937)	(21,941,928)

Total distributions to common shareholders	(9,473,937)	(21,941,928)

Total increase in net assets	$4,433,325	$17,428,570

Net Assets Applicable to Common Shares

Beginning of period	248,423,781	230,995,211

End of period	$252,857,106	$248,423,781

Undistributed net investment income/(loss)	$(115,490)	$73,008

30  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Statement of Cash Flows

For the Six Months Ended June 30, 2017 (unaudited)

Cash Flows from Operating Activities:

Net increase in net assets from operations	$8,716,039

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Flows Provided by Operating Activities:
Net realized gain on investments	(562,530)
Net change in unrealized depreciation on investments and unfunded loan commitments	578,953
Net amortization/(accretion) of premium/(discount)	(956,478)
Purchase of investment securities	(281,080,091)
Proceeds from disposition of investment securities and principal paydowns	278,024,960
Payment-in-kind interest	(605,823)
Amortization of deferred financing costs	109,064
Changes in Operating Assets and Liabilities:
Increase in interest receivable	(411,706)
Increase in prepaid expenses	(167,750)
Decrease in interest payable	(272,352)
Decrease in investment advisory fee payable	(9,161)
Increase in other payables and accrued expenses due to affiliates	63,172
Decrease in other payables and accrued expenses	(29,671)

Net cash flows provided by operating activities	3,396,626

Cash Flows from Financing Activities:
Distributions paid to common shareholders (net of change in distributions payable to common shareholders) ..	(8,500,412)

Net cash flows used in financing activities	(8,500,412)

Net Decrease in Cash and Cash Equivalents	(5,103,786)

Cash and cash equivalents, beginning of period	20,504,763

Cash and cash equivalents, end of period	$15,400,977

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest and commitment fee	$1,602,007

See accompanying Notes to Financial Statements.  |  31

Apollo Tactical Income Fund Inc.

Statement of Cash Flows

For the Six Months Ended June 30, 2017 (unaudited)

Cash Flows from Operating Activities:

Net increase in net assets from operations	$13,907,262
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Flows Provided by Operating Activities:
Net realized loss on investments	9,087,648
Net change in unrealized appreciation on investments and unfunded loan commitments	(13,709,471)
Net amortization/(accretion) of premium/(discount)	(1,042,720)
Purchase of investment securities	(259,639,156)
Proceeds from disposition of investment securities and principal paydowns	259,189,678
Payment-in-kind interest	(136,523)
Amortization of deferred financing costs	21,336
Changes in Operating Assets and Liabilities:
Decrease in interest receivable	885,990
Increase in prepaid expenses	(167,788)
Decrease in interest payable	(509,561)
Decrease in investment advisory fee payable	(5,259)
Increase in other payables and accrued expenses due to affiliates	39,061
Decrease in other payables and accrued expenses	(224)

Net cash flows provided by operating activities	7,920,273

Cash Flows from Financing Activities:
Deferred financing cost	(37,639)
Distributions paid to common shareholders (net of change in distributions payable to common shareholders) ..	(9,530,151)

Net cash flows used in financing activities	(9,567,790)

Net Decrease in Cash and Cash Equivalents	(1,647,517)

Cash and cash equivalents, beginning of period	11,235,672

Cash and cash equivalents, end of period	$9,588,155

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$1,883,968

32  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Financial Highlights

For a Common Share Outstanding throughout the Period

Per Common Share Operating Performance:	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$18.07		$16.92	$18.30	$19.12		$18.73		$17.68

Income from Investment Operations:
Net investment income(a)	0.56		1.24	1.22	1.18		1.34		1.39
Net realized and unrealized gain/(loss) on investments and unfunded loan commitments	(0.01)		1.15	(1.37)	(0.75)		0.35		1.10
Distributions from net investment income to Series A Preferred Shareholders	—		—	—	(0.02)		(0.04)		(0.05)

Total from investment operations	0.55		2.39	(0.15)	0.41		1.65		2.44

Less Distributions Paid to Common Shareholders from:
Net investment income	(0.54)		(1.24)	(1.23)	(1.23)		(1.26)		(1.38)
Net realized gain on investments	—		—	—	—		—		(0.01)

Total distributions paid to Common Shareholders	(0.54)		(1.24)	(1.23)	(1.23)		(1.26)		(1.39)

Net Asset Value, End of Period	$18.08		$18.07	$16.92	$18.30		$19.12		$18.73
Market Value, End of Period	$16.87		$17.40	$15.15	$16.63		$18.10		$18.77
Total return based on net asset value(b)	3.19	%(c)	15.33%	(0.52)%	2.63%		9.19%		14.23%
Total return based on market value(b)	(0.01	)%(c)	24.03%	(1.98)%	(1.48)%		3.14%		26.41%
Ratios to Average Net Assets Applicable to Common Shareholders:
Ratio of total expenses to average net assets	3.19	%(d)	3.21%	3.01%	3.07%		3.00%		3.21%
Ratio of net expenses to average net assets	3.19	%(d)	3.21%	3.01%	3.07%		3.00%		3.18%
Ratio of net investment income to average net assets	6.24	%(d)	7.11%	6.71%	6.22	%(e)	7.03	%(e)	7.51	%(e)
Ratio of net investment income to average net assets net of distributions to Series A Preferred Shareholders	—		—	—	6.13%		6.80%		7.25%
Supplemental Data:
Portfolio turnover rate	67.0	%(c)	109.5%	66.1%	80.0%		72.0%		66.6%
Net assets at end of period (000’s)	$281,635		$281,328	$263,438	$284,992		$297,731		$290,822
Senior Securities:
Total Series A Preferred Shares outstanding	—		—	—	—		1,534		1,534
Liquidation and market value per Series A Preferred Shares	—		—	—	—		$20,000		$20,000
Asset coverage per share(f)	—		—	—	—		$294,078		$289,574
Principal loan outstanding (in 000’s)	$141,000		$141,000	$149,269	$149,269		$122,705		$122,705
Asset coverage per $1,000 of loan outstanding	$2,997	(g)	$2,995 (g)	$2,765 (g)	$2,909	(g)	$3,676	(h)	$3,620	(h)

(a)	Based on weighted average outstanding shares.
(b)	Total return based on net asset value and total return based on market value assuming all distributions reinvested at reinvestment rate.
(c)	Not annualized.
(d)	Annualized.
(e)	Net investment income ratio does not reflect payment to preferred shareholders.
(f)	Calculated by subtracting the Fund’s total liabilities (not including the Series A Preferred Shares and borrowings outstanding) from the Fund’s total assets, and dividing this by the number of Series A Preferred Shares outstanding.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the Series A Preferred Shares and borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.

See accompanying Notes to Financial Statements.  |  33

Apollo Tactical Income Fund Inc.

Financial Highlights

For a Common Share Outstanding throughout the Period

Per Common Share Operating Performance:	For the Six Months Ended June 30, 2017 (unaudited)		For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period Ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$17.18		$15.97	$18.21	$19.51	$19.10	(b)

Income from Investment Operations:
Net investment income(c)	0.65		1.50	1.48	1.50	1.03
Net realized and unrealized gain/(loss) on investments and unfunded loan commitments	0.31		1.23	(2.16)	(1.14)	0.39

Total from investment operations	0.96		2.73	(0.68)	0.36	1.42

Less Distributions Paid to Common Shareholders from:
Net investment income	(0.66)		(1.52)	(1.55)	(1.50)	(0.96)
Net realized gain on investments	—		—	(0.01)	(0.16)	(0.01)

Total distributions paid to Common Shareholders	(0.66)		(1.52)	(1.56)	(1.66)	(0.97)

Common share offering charges to paid-in capital	—		—	—	—	(0.04)
Net Asset Value, End of Period	$17.48		$17.18	$15.97	$18.21	$19.51
Market Value, End of Period	$16.27		$15.43	$13.89	$15.96	$18.00
Total return based on net asset value(d)	5.90	%(e)	19.34%	(2.91)%	2.63%	7.94	%(e)
Total return based on market value(d)	9.75	%(e)	23.24%	(3.65)%	(2.51)%	(4.90	)%(e)
Ratios to Average Net Assets Applicable to Common Shareholders:
Ratio of total expenses to average net assets	3.39	%(f)	3.36%	2.97%	2.90%	2.58	%(f)
Ratio of net expenses to average net assets	3.39	%(f)	3.36%	2.97%	2.90%	2.55	%(f)
Ratio of net investment income to average net assets	7.42	%(f)	9.20%	8.22%	7.63%	6.38	%(f)
Supplemental Data:
Portfolio turnover rate	69.5	%(e)	111.6%	67.6%	78.7%	72.4	%(e)
Net assets at end of period (000’s)	$252,857		$248,424	$230,995	$263,428	$282,177
Senior Securities:
Principal loan outstanding (in 000’s)	$138,000		$138,000	$138,000	$138,000	$138,000
Asset coverage per $1,000 of loan outstanding(g)	$2,832		$2,800	$2,674	$2,909	$3,045

(a)	From February 25, 2013 (commencement of operations) to December 31, 2013.
(b)	Net of sales load of $0.90 per share of initial offering.
(c)	Based on weighted average outstanding shares.
(d)	Total return based on net asset value and total return based on market value assuming all distributions reinvested at reinvestment rate.
(e)	Not annualized.
(f)	Annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.

34  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements

June 30, 2017 (unaudited)

Note 1. Organization and Operations

Apollo Senior Floating Rate Fund Inc. (“AFT”) and Apollo Tactical Income Fund Inc. (“AIF”) (individually, a “Fund” or, together, the “Funds”) are corporations organized under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “Investment Company Act”) as non-diversified, closed-end management investment companies. AFT and AIF commenced operations on February 23, 2011 and February 25, 2013, respectively. Prior to that, the Funds had no operations other than matters relating to their organization and the sale and issuance of 5,236 shares of common stock in each Fund to Apollo Credit Management, LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the Funds’ investment adviser and is an affiliate of Apollo Global Management, LLC (“AGM”). The Funds’ common shares are listed on the New York Stock Exchange (“NYSE”) and trade under the symbols “AFT” and “AIF”, respectively.

Investment Objective

AFT’s investment objective is to seek current income and preservation of capital. AFT seeks to achieve its investment objective by investing primarily in senior, secured loans made to companies whose debt is rated below investment grade (“Senior Loans”) and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. Senior Loans are typically made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrower(s)”) that operate in various industries and geographical regions. AFT seeks to generate current income and preservation of capital through a disciplined approach to credit selection and under normal market conditions will invest at least 80% of its managed assets in floating rate Senior Loans and investments with similar economic characteristics. This policy and AFT’s investment objective are not fundamental and may be changed by the board of directors of AFT with at least 60 days’ prior written notice provided to shareholders. Part of AFT’s investment objective is to seek preservation of capital. AFT’s ability to achieve capital preservation may be limited by its investment in credit instruments that have speculative characteristics. There can be no assurance that AFT will achieve its investment objective.

AIF’s primary investment objective is to seek current income with a secondary objective of preservation of capital. AIF seeks to achieve its investment objectives primarily by allocating its assets among different types of credit instruments based on absolute and relative value considerations and its analysis of the credit markets. This ability to dynamically allocate AIF’s assets may result in AIF’s portfolio becoming concentrated in a particular type of credit instrument (such as Senior Loans or high yield corporate bonds) and substantially less invested in other types of credit instruments. Under normal market conditions, at least 80% of AIF’s managed assets will be invested in credit instruments and investments with similar economic characteristics. For purposes of this policy, “credit instruments” will include Senior Loans, subordinated loans, high yield corporate bonds, notes, bills, debentures, distressed securities, mezzanine securities, structured products (including, without limitation, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and asset-backed securities), bank loans, corporate loans, convertible and preferred securities, government and municipal obligations, mortgage-backed securities, repurchase agreements, and other fixed-income instruments of a similar nature that may be represented by derivatives such as options, forwards, futures contracts or swap agreements. This policy and AIF’s investment objectives are not fundamental and may be changed by the board of directors of AIF (together with the board of directors of AFT, the “Board of Directors” or “Board”) with at least 60 days’ prior written notice provided to shareholders. AIF will seek to preserve capital to the extent consistent with its primary investment objective. AIF’s ability to achieve capital preservation may be limited by its investment in credit instruments that have speculative characteristics. There can be no assurance that AIF will achieve its investment objectives.

As a result of the Funds’ classification as “non-diversified” under the Investment Company Act, each Fund can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. Each Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

Note 2. Significant Accounting Policies

The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and these differences could be material.

Semi-Annual Report  |  35

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

Fund Valuation

Each Fund’s net asset value (“NAV”) per share will be determined daily generally as of 4:00 pm on each day that the NYSE is open for trading, or at other times as determined by the Board. The NAV of each Fund’s common shares is the total assets of the Fund (including all securities, cash and other assets) minus the sum of the Fund’s total liabilities (including accrued expenses, dividends payable, borrowings and the liquidation value of any preferred stock) divided by the total number of common shares of the Fund outstanding.

Security Valuation

The Funds value their investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, structured products and preferred stock are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. In general, the fair value of a security is the amount that the Funds might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, a Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that a Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

Each Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Funds have access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Funds have obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

36  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

The valuation techniques used by the Funds to measure fair value at June 30, 2017, maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. Summaries of the Funds’ investments categorized in the fair value hierarchy as of June 30, 2017, are as follows:

Apollo Senior Floating Rate Fund Inc.

	Total Fair Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Cash and Cash Equivalents	$15,400,977	$15,400,977	$—	$—
Senior Loans	376,570,037	—	352,263,761	24,306,276
Corporate Notes and Bonds	38,820,205	—	38,806,191	14,014
Common Stock	129,306	—	—	129,306
Preferred Stock	3,902,696	—	—	3,902,696
Unrealized appreciation on Unfunded Loan Commitments	9,130	—	9,130	—

Total Assets	$434,832,351	$15,400,977	$391,079,082	$28,352,292

Liabilities:
Unrealized depreciation on Unfunded Loan Commitments	(65,209)	—	—	(65,209)

Total Liabilities	(65,209)	—	—	(65,209)

	$434,767,142	$15,400,977	$391,079,082	$28,287,083

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2017 through June 30, 2017:

Apollo Senior Floating Rate Fund Inc.

	Total	Senior Loans	Corporate Notes and Bonds	Common Stock	Preferred Stock	Unfunded Loan Commitments

Total Fair Value, beginning of period	$32,178,376	$28,275,505	$—	$48,375	$3,854,496	$—
Purchases, including capitalized PIK	10,586,723	10,545,984	40,739	—	—	—
Sales/Paydowns	(10,236,643)	(10,236,643)	—	—	—	—
Accretion/(amortization) of discounts/(premiums)	347,681	347,681	—	—	—	—
Net realized gain/(loss)	(870,354)	(174,835)	(695,519)	—	—	—
Change in net unrealized appreciation/(depreciation)	1,617,815	819,890	668,794	80,931	48,200	—
Transfers into Level 3	725,660	790,869	—	—	—	(65,209)
Transfers out of Level 3	(6,062,175)	(6,062,175)	—	—	—	—

Total Fair Value, end of period	$28,287,083	$24,306,276	$14,014	$129,306	$3,902,696	$(65,209)

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at June 30, 2017 was $1,750,654.

Semi-Annual Report  |  37

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of June 30, 2017:

Apollo Senior Floating Rate Fund Inc.

Assets/Liabilities	Fair Value at June 30, 2017	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$14,024,427	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	4,950,000	Discounted Cash Flow(b)	Discount Rate(b)	9.7% - 11.7%

	4,203,806	Discounted Cash Flow(b)	Discount Rate(b)	15%

	1,128,043	Transaction Value(c)	Cost(c)	N/A

	—	Recoverability(d)	Liquidation Proceeds(d)	$0 - $7m

Corporate Notes and Bonds	14,014	Discounted Cash Flow(b)	Discount Rate(b)	22.5%
		Recoverability(d)	Liquidation Proceeds(d)	$0 - $7m

Common Stock	52,873	Black-Scholes Option Pricing Model(e)	Volatility(e)	25%

	—	Transaction Value(c)	Cost(c)	N/A

	76,433	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,902,696	Discounted Cash Flow(b)	Discount Rate(b)	8.75%

Unfunded Loan Commitments	(65,209)	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Total Fair Value	$28,287,083

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.

(b)	The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(c)	The Fund utilized a recent restructuring transaction to fair value this security, specifically the implied fair value of the restructured capital.

(d)	The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of the company’s assets, which were estimated by a third-party financial advisor as part of restructuring proceedings. The significant unobservable inputs used in the valuation model were liquidation proceeds. Significant increases and decreases in the inputs in isolation may result in a significantly higher or lower fair value measurement.

(e)	The Fund utilized a Black-Scholes options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

38  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

Apollo Tactical Income Fund Inc.

	Total Fair Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Cash and Cash Equivalents	$9,588,155	$9,588,155	$—	$—
Senior Loans	296,228,053	—	273,128,314	23,099,739
Corporate Notes and Bonds	48,107,782	—	48,043,367	64,415
Structured Products	38,031,950	—	33,021,865	5,010,085
Common Stock	125,239	—	—	125,239
Preferred Stock	3,902,696	—	—	3,902,696
Unrealized appreciation on Unfunded Loan Commitments	6,243	—	6,243	—

Total Assets	$395,990,118	$9,588,155	$354,199,789	$32,202,174

Liabilities:
Unrealized depreciation on Unfunded Loan Commitments	(65,209)	—	—	(65,209)

Total Liabilities	(65,209)	—	—	(65,209)

	$395,924,909	$9,588,155	$354,199,789	$32,136,965

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2017 through June 30, 2017:

Apollo Tactical Income Fund Inc.

	Total	Senior Loans	Corporate Notes and Bonds	Structured Products	Common Stock	Preferred Stock	Unfunded Loan Commitments

Total Fair Value, beginning of period	$35,486,453	$30,089,922	$—	$1,490,200	$48,375	$3,854,496	$3,460
Purchases, including capitalized PIK	9,759,163	9,571,910	187,253	—	—	—	—
Sales/Paydowns	(12,279,446)	(12,275,986)	—	—	—	—	(3,460)
Accretion/(amortization) of discounts/ (premiums)	337,568	317,913	—	19,655	—	—	—
Net realized gain/(loss)	(4,870,201)	(807,685)	(3,079,307)	—	—	(986,669)	3,460
Change in net unrealized appreciation/ (depreciation)	5,811,362	1,474,971	2,956,469	271,649	76,864	1,034,869	(3,460)
Transfers into Level 3	5,735,745	790,869	—	5,010,085	—	—	(65,209)
Transfers out of Level 3	(7,843,679)	(6,062,175)	—	(1,781,504)	—	—	—

Total Fair Value, end of period	$32,136,965	$23,099,739	$64,415	$5,010,085	$125,239	$3,902,696	$(65,209)

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at June 30, 2017 was $4,687,102.

Semi-Annual Report  |  39

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2017  (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of June 30, 2017:

Apollo Tactical Income Fund Inc.

Assets/Liabilities	Fair Value at June 30, 2017	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$12,976,605	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	4,950,000	Discounted Cash Flow(b)	Discount Rate(b)	9.7% - 11.7%

	3,880,436	Discounted Cash Flow(b)	Discount Rate(b)	15%

	1,128,043	Transaction Value(c)	Cost(c)	N/A

	—	Recoverability(d)	Liquidation Proceeds(d)	$0 - $7m

	164,655	Discounted Cash Flow(b)	Discount Rate(b)	1.13%

Corporate Notes and Bonds	64,415	Discounted Cash Flow(b) Recoverability(d)	Discount Rate(b) Liquidation Proceeds(d)	22.5% $0 - $7m

Structured Products	5,010,085	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Common Stock	48,806	Black-Scholes Option Pricing Model(e)	Volatility(e)	25%

	—	Transaction Value(c)	Cost(c)	N/A

	76,433	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,902,696	Discounted cash flow(b)	Discount rate(b)	8.75%

Unfunded Loan Commitments	(65,209)	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Total Fair Value	$32,136,965

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)	The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.
(c)	The Fund utilized a recent restructuring transaction to fair value this security, specifically the implied fair value of the restructured capital.
(d)	The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of the company’s assets, which were estimated by a third-party financial advisor as part of restructuring proceedings. The significant unobservable inputs used in the valuation model were liquidation proceeds. Significant increases and decreases in the inputs in isolation may result in a significantly higher or lower fair value measurement.
(e)	The Fund utilized a Black-Scholes options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

Cash and Cash Equivalents

Cash and cash equivalents of the Funds consist of cash held in bank accounts and liquid investments with maturities, at the date of acquisition, not exceeding 90 days that, at times, may exceed federally insured limits. As of June 30, 2017, cash and cash equivalents were comprised of cash deposited with U.S. financial institutions in which carrying value approximated fair value and are considered to be Level 1 in the fair value hierarchy.

40  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2017  (unaudited)

Industry Classifications

The industry classifications of the Funds’ investments, as presented in the accompanying Schedules of Investments, represent management’s belief as to the most meaningful presentation of the classification of such investments. For Fund compliance purposes, the Funds’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, with the primary source being Moody’s, and/or as defined by the Funds’ management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications.

Fair Value of Financial Instruments

The fair value of the Funds’ assets and liabilities that qualify as financial instruments under U.S. GAAP approximates the carrying amounts presented in the accompanying Statements of Assets and Liabilities.

Securities Transactions and Investment Income

Securities transactions of the Funds are recorded on the trade date for financial reporting purposes. Cost is determined based on consideration given, and the unrealized appreciation/(depreciation) on investment securities is the difference between fair value determined in compliance with the valuation policy approved by the Board and the cost. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Interest and dividend income is recorded on the accrual basis and includes the accretion of original issue discounts and amortization of premiums where applicable using the effective interest rate method over the lives of the respective debt securities.

The Funds hold investments that have designated payment-in-kind (“PIK”) interest. PIK interest is included in interest income and reflected as a receivable in accrued interest up to the payment date. On payment dates, the Funds capitalize the accrued interest receivable as an additional investment and mark it at the fair value associated with the position.

U.S. Federal Income Tax Status

The Funds intend to maintain their status each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and will distribute substantially all of their net investment income and net capital gains, if any, for their tax years. The Funds may elect to incur excise tax if it is deemed prudent by the Board from a cash management perspective or in the best interest of shareholders due to other facts and circumstances. For the year ended December 31, 2016, AFT and AIF did not record a U.S. federal excise tax provision. During 2017, excise tax of $2,438 was paid by AFT relating to the 2016 tax year. AIF did not pay any excise tax during 2017 related to the 2016 tax year. No federal income tax provision or excise tax provision is required for the six months ended June 30, 2017.

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no material effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The statute of limitations on AFT’s federal and state tax filings remains open for the years ended December 31, 2013 to 2016. The statute of limitations on AIF’s federal and state fillings remains open for the years ended December 31, 2013 to 2016.

Distributions to Common Shareholders

The Funds intend to make regular monthly cash distributions of all or a portion of their net investment income available to common shareholders. The Funds intend to pay common shareholders at least annually all or substantially all of their capital gains and net investment income after the payment of dividends and interest owed with respect to outstanding preferred shares and/or notes or other forms of leverage utilized by the Funds, although for cash management purposes, the Funds may elect to retain distributable amounts and pay excise tax as described above. If the Funds make a long-term capital gain distribution, they will be required to allocate such gain between the common shares and any preferred shares issued by the Funds in proportion to the total dividends paid to each class for the year in which the income is realized.

The distributions for any full or partial year might not be made in equal amounts, and one distribution may be larger than the other. The Funds will make a distribution only if authorized by the Board and declared by the Funds out of assets legally available for these distributions. The Funds may pay a special distribution at the end of each calendar year, if necessary, to comply with U.S. federal income tax requirements. This distribution policy may, under certain circumstances, have certain adverse consequences to the Funds and their shareholders because it may result in a return of capital to

Semi-Annual Report   |  41

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2017  (unaudited)

shareholders, which would reduce the Funds’ NAV and, over time, potentially increase the Funds’ expense ratios. If the Funds distribute a return of capital, it means that the Funds are returning to shareholders a portion of their investment rather than making a distribution that is funded from the Funds’ earned income or other profits. The Board may elect to change AFT’s or AIF’s distribution policy at any time.

Asset Segregation

In accordance with the Investment Company Act and various SEC and SEC staff interpretive positions, a Fund may “set aside” liquid assets (often referred to as “asset segregation”), or engage in measures in accordance with SEC or Staff guidance, to “cover” open positions with respect to certain kinds of financial instruments that could otherwise be considered “senior securities” as defined in Section 18(g) of the Investment Company Act. With respect to certain derivative contracts that are contractually required to cash settle, for example, a Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. In other circumstances, a Fund may be required to set aside liquid assets equal to such a financial instrument’s full notional value, or enter into appropriate offsetting transactions, while the position is open. Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time announced by the SEC or its staff regarding asset segregation. These segregation and coverage requirements could result in a Fund maintaining securities positions that it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restricting portfolio management. Such segregation and coverage requirements will not limit or offset losses on related positions.

New Accounting Pronouncements

In November 2016, the FASB issued guidance to reduce diversity in practice in the classification and presentation of changes in restricted cash on the statement of cash flows. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash. As a result, amounts generally described as restricted cash should be included with cash and cash equivalents when reconciling the beginning and ending total amounts shown on the statement of cash flows. The guidance is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted. The Funds are in the process of evaluating the impact that this guidance will have on its financial statements.

Note 3. Investment Advisory, Administration and Other Agreements with Affiliates

Investment Advisory Fee

The Adviser provides certain investment advisory, management and administrative services to the Funds pursuant to investment advisory and management agreements with each of the Funds. For its services, each Fund pays the Adviser monthly at the annual rate of 1.0% of the average daily value of the Fund’s managed assets. Managed assets are defined as the total assets of a Fund (including any assets attributable to any preferred shares that may be issued or to money borrowed or notes issued by the Fund) minus the sum of the Fund’s accrued liabilities, including accrued interest and accumulated dividends (other than liabilities for money borrowed (including the liquidation preference of preferred shares) or notes issued). The Adviser may elect from time to time, in its sole discretion, to waive its receipt of the advisory fee from a Fund. If the Adviser elects to waive its compensation, such action may have a positive effect on the Fund’s performance or yield. The Adviser is under no obligation to waive its fees, may elect not to do so, may decide to waive its compensation periodically or may decide to waive its compensation on only one of the Funds at any given time. For the six months ended June 30, 2017, the Adviser earned fees of $2,099,610 and $1,935,452 from AFT and AIF, respectively.

Administrative Services and Expense Reimbursements

The Funds and the Adviser have entered into Administrative Services and Expense Reimbursement Agreements pursuant to which the Adviser provides certain administrative services, personnel and facilities to the Funds and performs operational services necessary for the operation of the Funds not otherwise provided by other service providers of the Funds. These services may include, without limitation, certain bookkeeping and recordkeeping services, compliance and legal services, investor relations assistance, and accounting and auditing support. Pursuant to these agreements, the Funds will reimburse the Adviser at cost, at the Adviser’s request, for certain costs and expenses incurred by the Adviser that are necessary for the administration and operation of the Funds. In addition, the Adviser or one of its affiliates may pay certain expenses on behalf of the Funds and then allocate these expenses to the Funds for reimbursement. For the six months ended June 30, 2017, the Adviser provided services under these agreements totaling $308,206 and $303,019 for AFT and AIF, respectively, which is shown in the Statements of Operations as administrative services of the Adviser. Included in these amounts is approximately $37,000 and $37,000 for AFT and AIF, respectively, of remuneration for officers of the Funds. The Adviser did not waive the right to expense reimbursements and investment advisory fees for either Fund during the six months ended June 30, 2017.

42  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2017  (unaudited)

Each Fund has also entered into an Administration and Accounting Services Agreement (the “Administration Agreements”) with BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”). Under the Administration Agreements, BNYMIS provides certain administrative services necessary for the operation of the Funds, including maintaining the Funds’ books and records, providing accounting services and preparing regulatory filings. The Funds pay BNYMIS for these services. The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ custodian. BNYMIS serves as the Funds’ transfer agent. BNY Mellon and BNYMIS provided services totaling $130,903 and $125,277 for AFT and AIF, respectively, for the six months ended June 30, 2017, which are included in fund administration and accounting services in the Statements of Operations.

Board of Directors Fees

On an annual basis, AFT and AIF pay each member of the Board who is not an “interested person” (as defined in the Investment Company Act) of the Funds an annual retainer of $16,000 per Fund, plus $2,000 for each in-person Board meeting of a single Fund ($3,000, or $1,500 per Fund, for a joint meeting of both Funds), plus $1,000 for attendance at telephonic Board meetings of a single Fund or participation in special committee meetings of a single Fund not held in conjunction with regularly scheduled Board meetings ($1,500, or $750 per Fund, for a joint meeting of both Funds). In addition, the chairman of the audit committee receives $5,000 per year from each Fund. The Funds also reimburse independent Board members for travel and out-of-pocket expenses incurred in connection with such meetings, and the Funds split the cost of such expenses for meetings involving both AFT and AIF. Included in the Statements of Operations in Board of Directors fees for the six months ended June 30, 2017 is $64,263 and $64,109 of expenses related to the Board for each of AFT and AIF, respectively.

Note 4. Investment Transactions

For the six months ended June 30, 2017, the cost of investment purchases and proceeds from sales of securities and principal paydowns were as follows:

Fund	Purchases	Sales

Apollo Senior Floating Rate Fund Inc.	$290,993,272	$284,128,790
Apollo Tactical Income Fund Inc.	274,773,700	272,552,928

Note 5. Risks

Senior Loans

Senior Loans are usually rated below investment grade and may also be unrated. As a result, the risks associated with Senior Loans are similar to the risks of below investment grade fixed income instruments, although Senior Loans are senior and secured, in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured. Investments in Senior Loans rated below investment grade are considered speculative because of the credit risk of their issuers. Such issuers are considered more likely than investment grade issuers to default on their payments of interest and principal owed to the Funds, and such defaults could reduce the Funds’ NAV and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. Senior Loans are subject to a number of risks, including liquidity risk and the risk of investing in below investment grade fixed income instruments.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Funds, a reduction in the value of the investment and a potential decrease in the NAV of the Funds. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that the collateral could be readily liquidated. In the event of bankruptcy or insolvency of a Borrower, the Funds could experience delays or limitations with respect to their ability to realize the benefits of the collateral securing a Senior Loan. The collateral securing a Senior Loan may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower.

There may be less readily available and reliable information about most Senior Loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933 (the “1933 Act”) or registered under the Securities Exchange Act of 1934. As a result, the Adviser will rely primarily on its own evaluation

Semi-Annual Report  |  43

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2017  (unaudited)

of a Borrower’s credit quality, rather than on any available independent sources. Therefore, the Funds will be particularly dependent on the analytical abilities of the Adviser.

In general, the secondary trading market for Senior Loans is not well developed. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Funds may not be able to sell Senior Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Senior Loans are generally not registered under the 1933 Act and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown on the Schedule of Investments.

The Funds may acquire Senior Loans through assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In general, a participation is a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers and other financial and lending institutions. In purchasing participations, the Funds generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower, and the Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will be exposed to the credit risk of both the Borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Funds will not be able to conduct the due diligence on the Borrower or the quality of the Senior Loan with respect to which they are buying a participation that the Funds would otherwise conduct if they were investing directly in the Senior Loan, which may result in the Funds being exposed to greater credit or fraud risk with respect to the Borrower or the Senior Loan.

Corporate Bonds

The Funds may invest in a wide variety of bonds of varying maturities issued by U.S. and foreign corporations, other business entities, governments and municipalities and other issuers. Corporate bonds are issued with varying features and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (e.g., conversion rights, call rights or other rights of the issuer). The Funds’ investments in corporate bonds may include, but are not limited to, senior, junior, secured and unsecured bonds, notes and other debt securities, and may be fixed rate, variable rate or floating rate, among other things.

The Adviser expects most of the corporate bonds in which the Funds invest will be high yield bonds (commonly referred to as “junk” bonds). An issuer of corporate bonds typically pays the investor a fixed rate of interest and must repay the amount borrowed on or before maturity. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The value of intermediate and longer-term corporate bonds normally fluctuates more in response to changes in interest rates than does the value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by investors’ perceptions of the creditworthiness of the issuer, the issuer’s performance and perceptions of the issuer in the marketplace.

Subordinated Loans

Subordinated loans generally are subject to similar risks as those associated with investments in Senior Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan. Subordinated loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt that are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than Senior Loans and may be less liquid.

44  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2017  (unaudited)

Structured Products

Investments in structured products involve risks, including credit risk and market risk. When the Funds’ investments in structured products (such as CDOs, CLOs and asset-backed securities) are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds (or loans) or stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of any factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on a structured product to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity of the structured product. Structured products may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the product.

The Funds may have the right to receive payments only from the structured product and generally do not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that generally affect issuers of securities and capital markets. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Funds.

Certain structured products may be thinly traded or have a limited trading market. CLOs are typically privately offered and sold. As a result, investments in CLOs may be characterized by the Funds as illiquid securities. CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches of the CLOs and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Brexit Risk

In a referendum held in June 2016, citizens of the United Kingdom (the “UK”) voted to leave the European Union (the “EU”), creating economic and political uncertainty in its wake. On February 1, 2017, the House of Commons of the UK parliament voted to advance the bill that would give the UK prime minister the authority to invoke Article 50 of the Treaty of Lisbon (the “Treaty”), which enables the UK to enter into negotiations with the EU and begin withdrawal proceedings. The Treaty provides for a two-year negotiation period, which may be shortened or extended by agreement of the parties. It is unclear how withdrawal negotiations will be conducted and what the potential consequences may be. During, and possibly after, this period, there is likely to be considerable uncertainty as to the position of the UK and the arrangements that will apply to its relationships with the EU and other countries following its anticipated withdrawal. This uncertainty may affect other countries in the EU, or elsewhere, if they are considered to be impacted by these events.

The UK has one of the largest economies in Europe, and member countries of the EU are substantial trading partners of the UK. The City of London’s economy is dominated by financial services, some of which may have to move outside of the UK post-referendum (e.g., currency trading, international settlement). Under the referendum, banks may be forced to move staff and comply with two separate sets of rules or lose business to banks in Europe. Furthermore, the referendum creates the potential for decreased trade, the possibility of capital outflows, devaluation of the pound sterling, the cost of higher corporate bond spreads due to uncertainty, and the risk that all the above could damage business and consumer spending as well as foreign direct investment. As a result of the referendum, the British economy and its currency may be negatively impacted by changes to its economic and political relations with the EU.

The impact of the referendum and anticipated withdrawal in the near- and long-term is still unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.

Semi-Annual Report  |  45

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2017  (unaudited)

Note 6. Common Shares

Common share transactions were as follows:

Apollo Senior Floating Rate Fund Inc.

	Six Months Ended June 30, 2017		Year Ended December 31, 2016

	Shares	Amount	Shares	Amount

Common shares outstanding, beginning of period	15,573,061	$296,701,729	15,573,061	$296,704,310
Common shares issued as reinvestment of dividends	—	—	—	—
Permanent differences reclassified (primarily non-deductible expenses)	—	(2,438)	—	(2,581)

Common shares outstanding, end of period	15,573,061	$296,699,291	15,573,061	$296,701,729

Apollo Tactical Income Fund Inc.

	Six Months Ended June 30, 2017		Year Ended December 31, 2016

	Shares	Amount	Shares	Amount
Common shares outstanding, beginning of period	14,464,026	$275,624,904	14,464,026	$275,624,904
Common shares issued as reinvestment of dividends	—	—	—	—
Permanent differences reclassified (primarily non-deductible expenses)	—	—	—	—

Common shares outstanding, end of period	14,464,026	$275,624,904	14,464,026	$275,624,904

Dividends declared on common shares with a record date of January 1, 2017 or later through the date of this report were as follows:

Apollo Senior Floating Rate Fund Inc.

Dividend Declaration Date	Ex-Dividend Date	Record Date	Payment Date	Per Share Amount	Gross Distribution	Cash Distribution	Value of new Common Shares Issued

December 20, 2016	January 17, 2017	January 19, 2017	January 31, 2017	$0.0900	$1,401,575	$1,401,575	—
January 23, 2017	February 13, 2017	February 15, 2017	February 28, 2017	$0.0900	$1,401,575	$1,401,575	—
February 16, 2017	March 17, 2017	March 21, 2017	March 31, 2017	$0.0900	$1,401,575	$1,401,575	—
March 29, 2017	April 13, 2017	April 18, 2017	April 28, 2017	$0.0900	$1,401,575	$1,401,575	—
April 21, 2017	May 16, 2017	May 18, 2017	May 31, 2017	$0.0900	$1,401,575	$1,401,575	—
May 24, 2017	June 16, 2017	June 20, 2017	June 30, 2017	$0.0900	$1,401,575	$1,401,575	—
June 29, 2017	July 17, 2017	July 19, 2017	July 31, 2017	$0.0900	$1,401,575	$1,401,575	—
July 27, 2017*	August 17, 2017	August 21, 2017	August 31, 2017	$0.0900
August 9, 2017*	September 15, 2017	September 19, 2017	September 29, 2017	$0.0900
* Declared subsequent to June 30, 2017.

Apollo Tactical Income Fund Inc.

Dividend Declaration Date	Ex-Dividend Date	Record Date	Payment Date	Per Share Amount	Gross Distribution	Cash Distribution	Value of new Common Shares Issued

December 20, 2016	January 17, 2017	January 19, 2017	January 31, 2017	$0.1100	$1,591,043	$1,591,043	—
January 23, 2017	February 13, 2017	February 15, 2017	February 28, 2017	$0.1100	$1,591,043	$1,591,043	—
February 16, 2017	March 17, 2017	March 21, 2017	March 31, 2017	$0.1100	$1,591,043	$1,591,043	—
March 29, 2017	April 13, 2017	April 18, 2017	April 28, 2017	$0.1100	$1,591,043	$1,591,043	—
April 21, 2017	May 16, 2017	May 18, 2017	May 31, 2017	$0.1100	$1,591,043	$1,591,043	—
May 24, 2017	June 16, 2017	June 20, 2017	June 30, 2017	$0.1050	$1,518,723	$1,518,723	—
June 29, 2017	July 17, 2017	July 19, 2017	July 31, 2017	$0.1050	$1,518,723	$1,518,723	—
July 27, 2017*	August 17, 2017	August 21, 2017	August 31, 2017	$0.1050
August 9, 2017*	September 15, 2017	September 19, 2017	September 29, 2017	$0.1000
* Declared subsequent to June 30, 2017.

46  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

Note 7. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

The tax character of distributions paid by AFT during the fiscal year ended December 31, 2016, was as follows:

Apollo Senior Floating Rate Fund Inc.

Distributions paid from Ordinary Income: *	2016
Common Shareholders	$19,371,331

Total Distributions	$19,371,331

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

The tax character of distributions paid by AIF during the fiscal year ended December 31, 2016, was as follows:

Apollo Tactical Income Fund Inc.

Distributions paid from Ordinary Income: *	2016
Common Shareholders	$21,941,928

Total Distributions	$21,941,928

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2016, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)*	Accumulated Capital and Other Losses

Apollo Senior Floating Rate Fund Inc.	$585,602	$—	$ (4,126,075)	$(11,833,341)
Apollo Tactical Income Fund Inc.	553,205	—	(17,162,562)	(10,591,766)

* Any differences between book basis and tax basis net unrealized appreciation/(depreciation) are primarily due to the deferral of losses from wash sales, defaulted security interest adjustments, underlying investment partnership adjustments and disallowed losses due to restructuring.

For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of December 31, 2016, long-term capital loss carryforwards totaled $11,833,341 for AFT and $10,591,766 for AIF, which may be carried forward for an unlimited period.

Unrealized appreciation/(depreciation) and basis of investments for U.S. federal income tax purposes at June 30, 2017 were as follows:

	Apollo Senior Floating Rate Fund Inc.	Apollo Tactical Income Fund Inc.

Federal tax basis, cost	$423,975,218	$388,926,322

Unrealized appreciation	$6,004,435	$6,430,481
Unrealized depreciation	(10,557,409)	(8,961,083)

Net unrealized appreciation/(depreciation)*	$(4,552,974)	$(2,530,602)

* Any differences between book basis and tax basis net unrealized appreciation/(depreciation) are primarily due to the deferral of losses from wash sales, defaulted security interest adjustments, underlying investment partnership adjustments and disallowed losses due to restructuring.

Note 8. Credit Agreements and Preferred Shares

The Funds utilize leverage and may utilize leverage to the maximum extent permitted by law for investment and other general corporate purposes. The Funds may obtain leverage by issuing preferred shares and/or notes and may also borrow funds from banks and other financial institutions. The Funds may also gain leverage synthetically through swaps and other derivatives. The use of leverage to purchase additional securities creates an opportunity for increased common share

Semi-Annual Report  |  47

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

dividends, but also creates risks for common shareholders, including increased variability of the Funds’ net income, distributions and/or NAV in relation to market changes. Leverage is a speculative technique that exposes the Funds to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Funds’ portfolios will be magnified due to the use of leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Funds’ NAV, which will be borne entirely by the Funds’ common shareholders. If the Funds issue preferred shares and/or notes or engage in other borrowings, they will have to pay dividends on their shares or interest on their notes or borrowings, which will increase expenses and may reduce the Funds’ return. These dividend payments or interest expenses (which will be borne entirely by the common shareholders) may be greater than the Funds’ return on the underlying investments. The Funds’ leveraging strategy may not be successful.

Apollo Senior Floating Rate Fund Inc.

On May 11, 2016, AFT entered into a $150,000,000 credit facility (the “Credit Facility”) with Sumitomo Mitsui Banking Corporation (“SMBC”) as lender. Under the terms of the Credit Facility, AFT may borrow a single term loan not to exceed $112,500,000 (the “Term Loan”) and may borrow up to an additional $37,500,000 on a revolving basis (the “Revolving Loans”). AFT has granted a security interest in substantially all of its assets in the event of default under the Credit Facility. AFT may borrow on a revolving basis until May 11, 2019, at which time any loans outstanding under the Credit Facility must be repaid in full. The Fund will pay SMBC a quarterly commitment fee equal to 0.15% per annum on the average daily amount of available commitments. As of June 30, 2017, $9,000,000 of the available revolving credit remains undrawn. As of June 30, 2017, AFT has $141,000,000 principal outstanding under the Credit Facility, which is comprised of a Term Loan of $112,500,000 and Revolving Loans totaling $28,500,000, all of which bear interest at a rate of LIBOR plus 1.05%.

For the six months ended June 30, 2017, the average daily principal loan balance outstanding on days where borrowings existed was $141,000,000, the weighted average annual interest rate was 1.88% and the interest expense, which is included on the Statements of Operations in interest expense, was $1,329,655.

The fair value of AFT’s borrowings under the Credit Facility approximates the carrying amount presented in the accompanying Statements of Assets and Liabilities based on a yield analysis and remaining maturities for which AFT has determined would be categorized as Level 2 in the fair-value hierarchy.

The Credit Facility contains certain customary affirmative and negative covenants, including limitations on debt, liens and restricted payments, as well as certain portfolio limitations and customary prepayment provisions, including a requirement to prepay loans or take certain other actions if certain asset value tests are not met. As of June 30, 2017, AFT was not aware of any instances of non-compliance related to the Credit Facility.

In connection with AFT’s entry into the Credit Facility, certain debt financing costs were incurred by AFT and are shown net of the principal amount in the Statements of Assets and Liabilities. The deferred financing costs are amortized over the life of the credit facility. The amortization of the deferred financing costs is included in the Statements of Operations.

Apollo Tactical Income Fund Inc.

On April 21, 2017, AIF entered into a $138,000,000 revolving credit facility with JPMorgan Chase Bank, N.A. (“JPM”) as lender and administrative agent. AIF has granted a security interest in substantially all of its assets in the event of default under the credit facility. AIF may borrow on a revolving basis until April 20, 2018, at which time any loan outstanding under the credit facility must be repaid in full. The loan bears interest at a rate of LIBOR plus 1.15%. As of June 30, 2017, AIF has $138,000,000 principal outstanding, which is the maximum commitment amount under the credit facility.

Prior to April 21, 2017, AIF had a $138,000,000 revolving credit facility with JPM as lender and administrative agent that expired on April 22, 2017. The loan bore interest at a rate of LIBOR plus 1.00%.

For the six months ended June 30, 2017, the average daily principal loan balance outstanding on days where borrowings existed was $138,000,000, the weighted average annual interest rate was 1.98% and the interest expense, which is included on the Statements of Operations in interest expense, was $1,374,407.

The fair value of AIF’s borrowings under the credit facility approximates the carrying amount presented in the accompanying Statements of Assets and Liabilities based on a yield analysis and remaining maturities for which AIF has determined would be categorized as Level 2 in the fair-value hierarchy.

The credit facility contains certain customary affirmative and negative covenants, including limitations on debt, liens and restricted payments, as well as certain portfolio limitations and customary prepayment provisions, including a requirement

48  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2017 (unaudited)

to prepay loans or take certain other actions if certain asset value tests are not met. As of June 30, 2017, AIF was not aware of any instances of non-compliance related to the credit facility.

In connection with AIF’s entry into the credit facility, certain debt financing costs were incurred by AIF and are shown net of the principal amount in the Statements of Assets and Liabilities. The deferred financing costs are amortized over the life of the credit facility. The amortization of the deferred financing costs is included in the Statements of Operations.

Note 9. General Commitments and Contingencies

As of June 30, 2017, the Funds had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	AFT	AIF
Bass Pro Group, LLC	$3,726,495	$3,726,495
Equian, LLC*	205,348	205,348
NVA Holdings, Inc.**/***	419,893	—
TCB Holdings III Corp.	116,601	116,601
USS Parent Holding Corp.	142,893	142,893

Total unfunded loan commitments	$4,611,230	$4,191,337

*The loan commitment was partially funded on July 6, 2017.

**The loan commitment was fully funded on July 26, 2017.

***NVA Holding, Inc. was held in AFT only.

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with the Funds’ valuation policies. Any related unrealized appreciation/(depreciation) on unfunded loan commitments is recorded on the Statements of Assets and Liabilities and the Statements of Operations. For the six months ended June 30, 2017, AFT and AIF recorded a net change in unrealized depreciation on unfunded loan commitments totaling $64,824 and $71,172, respectively.

Note 10. Indemnification

The Funds each have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. Based upon historical experience, the risk of loss from such claims is currently considered remote; however, there can be no assurance that losses will not occur or if claims are made against the Funds the losses will not be material.

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events that would require disclosure in or adjustments to the financial statements.

Semi-Annual Report  |  49

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Additional Information

June 30, 2017 (unaudited)

Dividend Reinvestment Plan

Unless a shareholder specifically elects to receive common stock of the Funds as set forth below, all net investment income dividends and all capital gains distributions declared by the Board will be payable in cash.

A shareholder may elect to have net investment income dividends and capital gains distributions reinvested in common stock of the Funds. To exercise this option, such shareholder must notify BNYMIS, the plan administrator and the Funds’ transfer agent and registrar, in writing so that such notice is received by the plan administrator not less than 10 days prior to the record date fixed by the Board for the net investment income dividend and/or capital gains distribution involved.

The plan administrator will set up an account for shares acquired pursuant to the plan for each shareholder that elects to receive dividends and distributions in additional shares of common stock of the Funds (each a “Participant”). The plan administrator may hold each Participant’s shares, together with the shares of other Participants, in non-certificated form in the plan administrator’s name or that of its nominee.

The shares are acquired by the plan administrator for a participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of common stock from the Funds (“Newly Issued Shares”) or (ii) by purchase of outstanding shares of common stock on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the dividend payment date, the NAV per share of the common stock is equal to or less than the market price per share of the common stock plus estimated brokerage commissions (such condition being referred to as “market premium”), the plan administrator will invest the dividend amount in Newly Issued Shares on behalf of the Participant. The number of Newly Issued Shares of common stock to be credited to the Participant’s account will be determined by dividing the dollar amount of the dividend by the NAV per share on the date the shares are issued, unless the NAV is less than 95% of the then current market price per share, in which case the dollar amount of the dividend will be divided by 95% of the then current market price per share. If, on the dividend payment date, the NAV per share is greater than the market value (such condition being referred to as “market discount”), the plan administrator will invest the dividend amount in shares acquired on behalf of the Participant in Open-Market Purchases.

The plan administrator’s service fee, if any, and expenses for administering the plan will be paid for by the Funds. If a Participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the Participant’s account and remit the proceeds to the Participant, the plan administrator is authorized to deduct a $15 transaction fee plus a 5¢ per share brokerage commission from the proceeds.

Shareholders who receive dividends in the form of stock are subject to the same federal, state and local tax consequences as are shareholders who elect to receive their dividends in cash. A shareholder’s basis for determining gain or loss upon the sale of stock received in a dividend from the Funds will be equal to the total dollar amount of the dividend payable to the shareholders. Any stock received in a dividend will have a new holding period for tax purposes commencing on the day following the day on which the shares are credited to the U.S. shareholder’s account.

Participants may terminate their accounts under the plan by notifying the plan administrator via its website at bnymellon.com/ shareowner, by filling out the transaction request form located at the bottom of the Participant’s statement and sending it to the plan administrator at P.O. Box 30170, College Station, TX 77842 or by calling the plan administrator at 800-331-1710.

The plan may be terminated by the Funds upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Funds. All correspondence, including requests for additional information, concerning the plan should be directed to the plan administrator by mail at P.O. Box 30170, College Station, TX 77842.

50  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Additional Information (continued)

June 30, 2017 (unaudited)

Approval of the Investment Advisory and Management Agreements for AFT and AIF

At a meeting of the Boards of Directors (together, the “Board” or the “Directors”) of Apollo Senior Floating Rate Fund Inc. (“AFT”) and Apollo Tactical Income Fund Inc. (“AIF”) (each, a “Fund” and together, the “Funds”) held on February 14, 2017, the Directors met in person to consider the approval of the Investment Advisory and Management Agreement between AFT and Apollo Credit Management, LLC (the “Adviser”) and the Investment Advisory and Management Agreement between AIF and the Adviser (each, an “Advisory Agreement” and together, the “Advisory Agreements”) for an additional one-year term. While the meetings occurred at the same time, the Directors considered each Advisory Agreement separately.

The Board has the responsibility under the Investment Company Act of 1940, as amended (the “Investment Company Act”), to approve annual renewal of each Fund’s Advisory Agreement at meetings of the Board called for the purpose of voting on such renewal. The Board generally receives, reviews and evaluates information concerning the services and personnel of the Adviser and its affiliates at quarterly meetings of the Board. While particular emphasis might be placed on information concerning the investment performance of each Fund, each Fund’s fees and expenses in comparison with other funds’ fees and expenses and the Adviser’s profitability at the meeting at which the renewal of the Advisory Agreements is considered, the process of evaluating each Fund’s investment advisory and management arrangements is an ongoing one.

In preparation for their review of the Advisory Agreements, all of the Directors who are not “interested persons,” as defined in the Investment Company Act (the “Independent Directors”), of the Funds present at the meeting met with their independent counsel in an executive session. In considering whether to approve the Advisory Agreements, the Directors, including the Independent Directors, reviewed materials provided in advance of the meeting by the Adviser and counsel to the Independent Directors and other materials which included, among other things: (i) information concerning the services rendered to each Fund by the Adviser; (ii) information concerning the revenues generated and expenses incurred by the Adviser from the operation of each Fund; and (iii) a memorandum outlining the legal duties of the Board under the Investment Company Act. The Board also reviewed information prepared by Strategic Insight, a third party service provider, which included information in respect of each Fund comparing (1) the Fund’s performance with that of a group of comparable funds selected by Strategic Insight (the “Peer Group”) and with a broader group of funds (the “Morningstar Category”) and (2) the Fund’s contractual and net management fees and total net expenses with those of its Peer Group and Morningstar Category.

Counsel to the Independent Directors discussed the factors outlined by the federal courts as relevant to a board’s consideration of the approval of an investment advisory agreement and referred the Directors to the materials provided in connection with the meeting. The Directors also received information regarding each Fund’s operations, expenses and performance periodically throughout the year.

The nature, extent and quality of services provided by the Adviser. Representatives of the Adviser discussed the nature, extent and quality of the services provided by the Adviser to each Fund, including the Adviser’s expertise in managing loan portfolios, the integrated platform of the Adviser and its affiliates and the benefits, resources and opportunities of the platform that the Adviser is able to access. Fund management discussed the size and experience of the Adviser’s staff, the experience of its key personnel in providing investment management services, the systems used by the Adviser’s personnel and the ability of the Adviser to attract and retain capable personnel. Representatives of the Adviser discussed the reputation, compliance history, compliance program and financial condition of the Adviser. They discussed the terms of each Advisory Agreement and the Adviser’s responsibilities with respect to each Fund.

Investment performance of the Funds and the Adviser. Representatives of the Adviser reviewed with the Board the performance of each Fund. Fund management discussed each Fund’s stock price, and its yield. Representatives of the Adviser compared each Fund’s yield (based on the ratio of net investment income to average net assets) to the average yield of certain of its peer funds identified by the Adviser for each calendar year since the Fund’s inception. Fund management then discussed each Fund’s investment performance as compared to the performance of relevant reference indexes (the “Benchmarks”) for various periods. On a net asset value basis, AFT outperformed the Benchmarks for the one-year period ended December 31, 2016 and for the periods from inception to December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and underperformed the Benchmarks for the period from inception to December 31, 2011. On a net asset value basis, AIF outperformed the Benchmarks for the one-year period ended December 31, 2016 and for the periods from inception to December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013. On a market value basis, AFT outperformed the Benchmarks for the one-year period ended December 31, 2016 and for the period from inception to December 31, 2016 and underperformed the Benchmarks for the periods from inception to December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012

Semi-Annual Report  |  51

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Additional Information (continued)

June 30, 2017 (unaudited)

and December 31, 2011. On a market value basis, AIF outperformed the Benchmarks for the one-year period ended December 31, 2016 and underperformed the Benchmarks for the periods from inception to December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013. Representatives of the Adviser next reviewed each Fund’s investment performance as compared to that of its Peer Group and Morningstar Category for various annual periods ended December 31, 2016. Each Fund ranked above the medians of its Peer Group and Morningstar Category for the various annual periods, except that AFT ranked in the third quartile of its Morningstar Category for the one-year period and AIF ranked in the third quartile of its Peer Group for the one-year period.

Cost of services provided and profits realized by the Adviser and its affiliates from the relationship with the Funds. The Directors received information from the Adviser regarding the profitability of each Fund to the Adviser and its affiliate and the methodology used by the Adviser in allocating its costs regarding the operations of the Funds and calculating profitability. In addition, the Directors considered whether any direct or indirect collateral benefits inured to the Adviser as a result of its affiliation with the Funds. It was noted that each Fund has entered into an Administrative Services and Reimbursement Agreement with the Adviser pursuant to which the Adviser provides the Fund with certain personnel and services not otherwise provided under the relevant Advisory Agreement, which services are required for the operations of the Fund, and the Fund generally reimburses the Adviser on an at cost basis for such services.

The extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Directors considered the extent to which economies of scale are relevant for the Funds. It was noted that, because each Fund is a closed-end fund, any increase in asset levels generally would have to come from material appreciation through investment performance. It was also noted that an investment objective of each Fund is to seek current income and that much of each Fund’s realized income is expected to be distributed to its shareholders through monthly dividends.

Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients. The Board discussed the net management fee and net expense ratio comparisons set forth in the Strategic Insight report with representatives of the Adviser. For each Fund, the Fund’s contractual management fee was within the range of those of its Peer Group funds. Each Fund’s net total expense ratio at both managed and common asset levels ranked in the fourth quartile of its Peer Group and Morningstar Category. In considering the comparison of services rendered to and fees paid by each Fund to those under other investment advisory contracts, the Directors were aware of the nature of the investment strategies of each Fund and the fact that the relevant comparison funds may have investment strategies, restrictions and leverage different from those of the Fund. In regard to compensation paid to the Adviser with respect to other funds or accounts, the Adviser stated that none of the other funds or accounts advised by it or any of its affiliates are comparable to either Fund with respect to investment strategies.

Conclusion. After consideration of the factors discussed above, the Directors, including the Independent Directors, unanimously voted to approve each Advisory Agreement for an additional one-year term.

Shareholder Meeting Results

On May 22, 2017, AFT held its Annual Meeting of Shareholders for the election of Directors. The proposal was approved by AFT’s shareholders and the results of the voting are as follows:

NAME	FOR	WITHHELD

Robert Borden	14,094,079	206,559
Carl J. Rickertsen	14,092,657	207,981

On May 22, 2017, AIF held its Annual Meeting of Shareholders for the election of Directors. The proposal was approved by AIF’s shareholders and the results of the voting are as follows:

NAME	FOR	WITHHELD

Robert Borden	12,914,674	171,246
Carl J. Rickertsen	12,940,254	145,665

Glenn N. Marchak, Barry Cohen, Todd J. Slotkin and Elliot Stein, Jr. continue to serve in their capacities as Directors of the Funds.

52  |  Semi-Annual Report

Important Information About This Report

Investment Adviser

Apollo Credit Management, LLC

9 West 57th Street

New York, NY 10019

Administrator

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 30170

College Station, TX 77842

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, NY 10112

Fund Counsel

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

This report has been prepared for shareholders of Apollo Senior Floating Rate Fund Inc. and Apollo Tactical Income Fund Inc. (the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-888-301-3838 and additional reports will be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent period ended June 30, 2017 are available (i) without charge, upon request, by calling 1-888-301-3838 and (ii) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Important Information About This Report (continued)

Privacy Policy

We recognize and respect your privacy expectations, whether you are a visitor to our website, a potential shareholder, a current shareholder or even a former shareholder.

Collection of Information. We may collect nonpublic personal information about you from the following sources:

●	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;
●	Website information, including any information captured through our use of “cookies”; and
●	Account history, including information about the transactions and balances in your accounts with us or our affiliates.

Disclosure of Information. We may share the information we collect with our affiliates and nonaffiliated third parties for our everyday business purposes, such as to process your transactions, maintain your investments in the Funds, and to respond to court orders and legal investigations. We also provide such information to our affiliates, attorneys, banks, auditors, securities brokers and service providers as may be necessary to facilitate the acceptance and management of your account or your investments in the Funds and to enable them to perform services on our behalf. We may also provide your name, address, telephone number, social security number or financial condition information to affiliates or nonaffiliated third parties, such as broker-dealers, engaged in marketing activities on our behalf, such as the solicitation of your investment in future funds managed by Apollo. We do not sell your personal information to third parties for their independent use.

Confidentiality and Security of Information. We restrict access to nonpublic personal information about you to our employees and agents who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

Opt-Out Notice. We reserve the right to disclose nonpublic personal information about you to a nonaffiliated third party as discussed above. If you wish to limit the distribution of your personal information with our affiliates and nonaffiliated third parties, as described herein, you may do so by:

●	Calling us at 1-888-301-3838; or
●	Writing us at the following address:

  Apollo Global Management, LLC

  c/o: Apollo Senior Floating Rate Fund Inc., Apollo Tactical Income Fund Inc.

  9 West 57th Street, 43rd Floor, New York, New York 10019

  Attn: Cindy Z. Michel

The ability to opt-out of disclosure of nonpublic personal information about you may not apply to arrangements necessary to effect or administer a transaction in shares of a Fund or maintain or service your account.

If you choose to write to us, your request should include your name, address, telephone number and account number(s) to which the opt-out applies and the extent to which your personal information shall be withheld. If you are a joint account owner we will apply those instructions to the entire account. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

Please understand that if you limit our sharing or our affiliated companies’ use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies’ products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If your shares are held in “street name” at a bank or brokerage, we do not have access to your personal information and you should refer to your bank’s or broker’s privacy policies for a statement of the treatment of your personal information.

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9 West 57th Street, New York, NY 10019

1-888-301-3838   •   www.agmfunds.com

06/30/17

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None in the reporting period.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Apollo Tactical Income Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	8/21/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	8/21/17

By (Signature and Title)	/s/ Frank Marra
Frank Marra, Treasurer and Chief Financial Officer
(principal financial officer)

Date	8/21/17